As filed with the Securities and Exchange Commission on December 29, 2009
Securities Act File No. 033-25378
Investment Company Act File No. 811-05684

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                       ☒

Pre-Effective Amendment No.                                                                                                                                                    ☐

Post-Effective Amendment No.   37                                                                                                                                          ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                             ☒

        Amendment No.    37                                                                                                                                                               ☒

ALPINE EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, 3rd floor
MILWAUKEE, WISCONSIN 53202
(Address of Principal Executive Offices)

1-866- 729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Management & Research, L.L.C.
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Thomas Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)

           on ____________ pursuant to paragraph (b)

           60 days after filing pursuant to paragraph (a)(1)

  X      on February 27, 2010 pursuant to paragraph (a)(1)

           75 days after filing pursuant to paragraph (a)(2)

           on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alpine Cyclical Advantage Property Fund (EUEYX)
Alpine International Real Estate Equity Fund (EGLRX)
Alpine Realty Income & Growth Fund (AIGYX)
Alpine Emerging Markets Real Estate Fund (AEMEX)
Alpine Global Infrastructure Fund (AIFRX)

PROSPECTUS

Each a Series of Alpine Equity Trust

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578

or

View our website at www.alpinefunds.com

Dated February 27, 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - prospectus

Summary Section
1	Alpine Cyclical Advantage Property Fund
5	Alpine International Real Estate Equity Fund
9	Alpine Realty Income & Growth Fund
13	Alpine Emerging Markets Real Estate Fund
17	Alpine Global Infrastructure Fund

Principal Investment Strategies and Related Risks
21	Alpine Cyclical Advantage Property Fund
21	Alpine International Real Estate Equity Fund
22	Alpine Realty Income & Growth Fund
23	Alpine Emerging Markets Real Estate Fund
23	Alpine Global Infrastructure Fund
26	Additional Risks
31	Portfolio Holdings Information

Management of the Funds
31	Investment Adviser
32	Portfolio Managers
33	How the Funds Values Their Shares

How to Buy Shares
34	Purchases by Mail
35	Purchases by Internet
35	Purchases by Wire
36	For Subsequent Investments – By wire
36	Additional Information

Exchange Privilege
37	Exchanges by Telephone
37	Exchanges by Mail
37	Exchanges by Internet

How to Redeem Shares
38	Redeeming Shares by Mail
38	Redeeming Shares by Telephone
39	Additional Redemption Information
39	Redemption Fees
40	Tools to Combat Frequent Transactions
40	Trading Practices
41	Fair Value Pricing

Shareholder Services
41	Automatic Investment Plan
41	Telephone Investment Plan
42	Systematic Cash Withdrawal Plan
42	Investments Through Employee Benefit and Savings Plans
42	Automatic Reinvestment Plan
42	Tax Sheltered Retirement Plans
42	Householding
42	Internet Account Access and Trading

Dividends, Distributions and Taxes
43	Dividend Policy
43	Taxation of the Funds
43	Taxation of Shareholders

Index Description
45

Financial Highlights
47

Notice of Privacy Policy
52

Additional Information
53

To Obtain More Information About the Funds
54

Summary Section

Alpine Cyclical Advantage Property Fund

Investment Objective
Alpine Cyclical Advantage Property Fund (the “CAP Fund”) seeks long-term capital growth.  Current income is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses
Interest Expense	0.11%
Other Expenses	0.34%
Total Other Expenses	0.45%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	1.45%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies
The CAP Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.  These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, institutions that provide real estate financing and companies with substantial real estate holdings, such as hotel and entertainment companies.  The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.

In managing the assets of the CAP Fund, Alpine Woods Capital Investors, LLC, (formerly, Alpine Management & Research, LLC) (the “Adviser”) generally pursues a value-oriented approach.  It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues.  The Adviser considers other company fundamentals and the strength of a company’s management in making investment decisions.  The CAP Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

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Principal Investment Risks
Investment in the CAP Fund, like any investment, is subject to certain risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease.  You could lose money on an investment.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
General Risk of Securities Linked to the Real Estate Market — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•
Leverage Risk — The Fund may use leverage to purchase securities.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

You should consider investment in the CAP Fund if you are seeking:
•	investment exposure to companies operating in the real estate sector;
•	liquidity in a real estate-related investment; and
•	investment offering returns that may have less correlation to the returns of the stock and bond markets than equity mutual funds generally.

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Performance
The following bar chart and table illustrates the risks of investing in the CAP Fund by showing how the Fund’s performance has varied from year-to-year.  The bar charts show changes in the yearly performance of the Fund for full calendar years.  The table following the bar charts compares each Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com.

Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart
Best Quarter		Worst Quarter
34.15%	6/30/03	(37.55%)	12/31/08

Average Annual Total Returns
(For the periods ending December 31, 2009)
Since
Inception
	1 Year	5 Years	10 Years	(9/1/1993)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%

Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
S&P Developed BMI Property Index 1 (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Global Real Estate Funds Average 1 (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
1 As of October 31, 2009, the Adviser has replaced the Wilshire Real Estate Securities Index with the S&P Developed Property Index and the Lipper Real Estate Funds Average with the Lipper Global Real Estate Funds Average.  These changes were made to provide more appropriate benchmarks for the Fund to track.

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After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel Lieber, Chief Executive Officer of the Adviser since 1997, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine International Real Estate Equity Fund

Investment Objective
Alpine International Real Estate Equity Fund (the “International Fund”) seeks long-term capital growth.  Current income is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses
Interest Expense	0.07%
Other Expenses	0.19%
Total Other Expenses	0.26%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	1.26%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$400	$692	$1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies
The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-United States issuers located in at least three foreign countries which are principally engaged in the real estate industry or own significant real estate assets.  The Fund pursues a flexible strategy of investing in companies throughout the world.  However, it is anticipated that the International Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, China, India and Brazil.  These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.

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5

In managing the assets of the International Fund, the Adviser generally pursues a value oriented approach.  It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies.  The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates.  The International Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

Principal Investment Risks
Investment in the International Fund, like any investment, is subject to certain risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease.  You could lose money on an investment.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
General Risk of Securities Linked to the Real Estate Market — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•
Leverage Risk — The Fund may use leverage to purchase securities.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

You should consider investment in the International Fund if you are seeking:
•	investment exposure to companies operating in the real estate sector;
•	liquidity in a real estate-related investment; and
•	investment offering returns that may have less correlation to the returns of the stock and bond markets than equity mutual funds generally.

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6

Performance
The following bar chart and table illustrates the risk of investing in the International Fund by showing how the Fund’s performance has varied from year-to-year.  The bar chart shows changes in the yearly performance of the Fund for full calendar years.  The table following the bar chart compares the Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com.

Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart:
Best Quarter		Worst Quarter
21.45%	6/30/03	(42.33%)	12/31/08

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7

Average Annual Total Returns
(For the periods ending December 31, 2009)
Since
Inception
	1 Year	5 Years	10 Years	(2/1/89)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%

GPR General Property Securities Global Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
S&P/Citigroup World (ex. U.S.) Property Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE (USD) Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper International Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel Lieber, Chief Executive Officer of the Adviser since 1997, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Realty Income & Growth Fund

Investment Objective
Alpine Realty Income & Growth Fund (the “Income & Growth Fund”) seeks a high level of current income.  Capital appreciation is a secondary objective

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses
Interest Expense	0.12%
Other Expenses	0.27%
Total Other Expenses	0.39%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	1.39%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies
The Income & Growth Fund is a non-diversified investment portfolio that, under normal circumstances, invests 80% of its net assets (plus the amount fo any borrowings for investment purpsoses) in the securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.  These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies. The Fund may invest up to 35% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.

In managing the assets of the Income & Growth Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth.  The Income & Growth Fund also invests in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions.  These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.  The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its net assets in non-investment grade debt securities.  In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company.  The Adviser will also emphasize investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

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9

The Income & Growth Fund is “non-diversified.”  This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer.  As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

Principal Investment Risks
Investment in the Income & Growth Fund, like any investment, is subject to certain risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease.  You could lose money on an investment.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
General Risk of Securities Linked to the Real Estate Market — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Growth Stock Risk — The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•
Fixed Income Securities Risk — Fixed income securities are subject to credit risk and market risk.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.  Additionally, the value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, volatility, illiquidity of the security and changes in value based on public perception of the issuer.

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•
Non-Diversified Fund Risk — Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.

•
Leverage Risk — The Fund may use leverage to purchase securities.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

You should consider investment in the Income & Growth Fund if you are seeking:
•	investment exposure to companies operating in the real estate sector;
•	liquidity in a real estate-related investment; and
•	investment offering returns that may have less correlation to the returns of the stock and bond markets than equity mutual funds generally.

Performance
The following bar chart and table illustrates the risk of investing in the Income & Growth Fund by showing how the Fund’s performance has varied from year-to-year.  The bar chart shows changes in the yearly performance of the Fund for full calendar years.  The table following the bar chart compares the Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com

  Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart:
Best Quarter		Worst Quarter
16.04%	6/30/00	(42.18%)	12/31/08

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Average Annual Total Returns
(For the periods ending December 31, 2009)
Since
Inception
	1 Year	5 Years	10 Years	(12/29/1998)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%

Morgan Stanley REIT Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Robert W. Gadsden, Senior Real Estate Analyst for the Adviser since 1999, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since 1999.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Emerging Markets Real Estate Fund

Investment Objective
Alpine Emerging Markets Real Estate Fund (the “Emerging Markets Fund”) seeks capital appreciation.  Current income is a secondary objective

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	3.36%
Acquired Fund Fees and Expenses	0.16%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	4.52%
Less: Fee Waiver / Expense Reimbursements	-3.01%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements (1)	1.51%
(1) The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$1,094	$2,043	$4,456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
The Emerging Markets Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.  In addition, the Emerging Markets Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located in emerging market countries.  An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”).  Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.

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Under normal market conditions, the Emerging Markets Fund will allocate its assets among issuers located in no less than three different countries, one of which may be the U.S.  The Emerging Markets Fund considers an issuer to be located in a country if it meets any of the following criteria:  (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer's most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The issuers of securities in which the Emerging Markets Fund may invest include real estate investment trusts (and international equivalents) (collectively, “REITs”), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and also companies with substantial real estate holdings or substantial revenue generated by real estate holdings.  The Emerging Markets Fund considers a company whose real estate holdings represent an estimated value of at least 50% of its assets or with at least 50% of its revenue generated by real estate holdings as having substantial real estate holdings or substantial revenue generated by real estate holdings.  The securities in which the Emerging Markets Fund invests may be U.S. dollar denominated or non-U.S. dollar denominated.

The Emerging Markets Fund’s research-driven investment strategy seeks to identify companies in emerging markets with the potential for capital appreciation through the different phases of the real estate cycle.  In managing the assets of the Emerging Markets Fund, the Adviser generally pursues a value oriented approach.  It focuses on investments throughout the world’s emerging markets and seeks to identify the equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or their revenues derived from real estate or real estate financings.  The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the emerging market country in which a company is located and operates.  The Emerging Markets Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the current stage of the real estate market cycle of the emerging market country in which it operates.

Principal Investment Risks
Investment in the Emerging Markets Fund, like any investment, is subject to certain risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease.  You could lose money on an investment.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
General Risk of Securities Linked to the Real Estate Market — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

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•
Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•
Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•
Leverage Risk — The Fund may use leverage to purchase securities.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

You should consider investment in the Emerging Markets Fund if you are seeking:
•	investment exposure to companies operating or controlling significant assets in the real estate sector in emerging market countries;
•	liquidity in a real estate-related investment; and
•	investment returns that may have less correlation to the returns of the U.S. domestic stock and bond markets than equity mutual funds generally.

Performance
The following bar chart and table illustrates the risk of investing in the Emerging Markets Fund.  The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns.  The table following the bar chart compares the Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com.

Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart:
Best Quarter	Worst Quarter

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15

Average Annual Total Returns
(For the periods ending December 31, 2009)
Since
Inception
	1 Year	(11/3/2008)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

EPRA/NAREIT Emerging Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Global Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel Lieber, Chief Executive Officer of the Adviser since 1997, and Mr. Joel Wells are the portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since its inception and 2010, respectively.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Global Infrastructure Fund

Investment Objective
Alpine Global Infrastructure Fund (the “Infrastructure Fund”) seeks capital appreciation.  Current income is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses
Other Expenses	3.42%
Acquired Fund Fees and Expenses	0.05%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	4.47%
Less: Fee Waiver / Expense Reimbursements	-3.07%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements (1)	1.40%
(1) The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$1,074	$2,015	$4,411

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.

Principal Investment Strategies
The Infrastructure Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers.  An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets.  Infrastructure assets are the physical structures and networks that provide necessary services to society.  Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing). The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

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Under normal market conditions, the Infrastructure Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the U.S. and will allocate its assets among issuers located in no less than three different countries, one of which may be the U.S.  The Infrastructure Fund considers an issuer to be located in a country if it meets any of the following criteria:  (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer's most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

Principal Investment Risks
Investment in the Infrastructure Fund, like any investment, is subject to certain risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease.  You could lose money on an investment.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Infrastructure-Related Investment Risk — Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs and the costs associated with environmental and other regulations.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•
Leverage Risk — The Fund may use leverage to purchase securities.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.
You should consider investment in the Infrastructure Fund if you are seeking:
•	global investment exposure to the infrastructure-related sector;
•	liquidity in an infrastructure-related investment; and
•	investment returns that may have less correlation to the returns of the U.S. domestic stock and bond markets than equity mutual funds generally.

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Performance
The following bar chart and table illustrates the risk of investing in the Infrastructure Fund.  The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns.  The table following the bar chart compares the Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com

Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart:
Best Quarter	Worst Quarter

 Average Annual Total Returns
(For the periods ending December 31, 2009)
Since
Inception
	1 Year	(11/3/2008)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Specialty/Miscellaneous Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

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Portfolio Manager
Mr. Samuel Lieber, Chief Executive Officer of the Adviser since 1997, and Mr. Joshua Duitz, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have each managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Principal Investment Strategies and Related Risks

This section provides additional information regarding the securities in which the CAP Fund, International Fund, Income & Growth Fund, Emerging Markets Fund and Infrastructure Fund (each a “Fund”, collectively, the “Funds”) invest, the investment techniques each uses and the risks associated with each Fund’s investment program.  A more detailed description of the Funds’ investment policies and restrictions, and additional information about the Funds’ investments, is contained in the Statement of Additional Information (“SAI”).

Alpine Cyclical Advantage Property Fund

Real Estate Companies — Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.  The Fund positions its investments to take advantage of different local, regional and national real estate cycles, as well as specific property type cycles.  These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, institutions that provide real estate financing and companies with substantial real estate holdings, such as hotel and entertainment companies.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund may also effect short sales of securities.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Foreign Securities — The CAP Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts) (“ADRs”) that represent indirect interests in securities of foreign issuers.  The CAP Fund’s investments in foreign securities may include the securities of issuers in emerging markets.

Defensive Position — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objectives in these circumstances.

Alpine International Real Estate Equity Fund

Foreign Real Estate Companies — Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets.  These companies include, but are not limited to REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities — The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities.

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Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes.  The Fund may also effect short sales of securities.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may also effect short sales of securities.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Defensive Position — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objectives in these circumstances.

Alpine Realty Income & Growth Fund

Real Estate Securities — Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.  These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities — The Fund may invest up to 35% of the value of its net assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Fixed Income Securities — The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.  The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its net assets in non-investment grade debt securities.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes. Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may also effect short sales of securities.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Non-Diversified Portfolio — As a “non-diversified” fund, the Fund may invest in fewer individual companies than a diversified investment company.  This means that the Fund may invest a greater percentage of its assets than a diversified investment company in a small number of issuers.  As a result, fluctuations in the values of the Fund’s investments may have a greater effect on the value of shares of the Fund than would be the case for a diversified investment company.

Defensive Position — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objectives in these circumstances.

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Alpine Emerging Markets Real Estate Fund

Emerging Market Real Estate Companies.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.  In addition, the Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located in emerging market countries.

Foreign Securities.  The Fund may invest without limitation in foreign securities, including in securities of issuers located in emerging markets.  Such investments may include direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.  The Fund may also effect short sales of securities.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Defensive Position.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objectives in these circumstances.

Alpine Global Infrastructure Fund

Infrastructure-Related Issuers.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers.  An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets.  Infrastructure assets are the physical structures and networks that provide necessary services to society.  Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing).

Foreign Securities.  The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales.  The Fund may borrow up to 10% of the value of its total assets for investment purposes.  The Fund may also effect short sales of securities.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Infrastructure Fund are not subject to this 10% limitation.

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Defensive Position.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash.  The will not be pursuing its investment objectives in these circumstances.

Main Risks

Investments in the Funds, like any investment, are subject to certain risks.  The value of a Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of a Fund’s shares to increase or decrease.  You could lose money on an investment.

General Risks of Securities Linked to the Real Estate Market — Because the CAP Fund, International Fund, Income & Growth Fund and Emerging Markets Fund each concentrate their investments in the real estate industry, their portfolios may experience more volatility and be exposed to greater risk than the portfolios of many other mutual funds.  The value of the shares of the CAP Fund, International Fund, Income & Growth Fund and Emerging Markets Fund each are affected by factors affecting the values of real estate and the earnings of companies engaged in the real estate industry.  Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; and changes in interest rates.

The value of real estate related securities is also affected by changes in general economic and market conditions.  The concentration of investments of the CAP Fund, International Fund, Income & Growth Fund, and Emerging Markets Fund in these securities may result in a substantial difference between the investment performance of the CAP Fund, International Fund, Income & Growth Fund, and Emerging Markets Fund as compared to the investment performance of the stock market generally.

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Risks of Investing in Foreign Securities — The Funds may invest in foreign securities.  The International Fund and the Emerging Markets Fund normally invest their assets primarily in foreign securities.   These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Emerging Market Securities Risk — The Funds may invest in the securities of issuers located, operating or owning significant assets in “emerging markets.” The Emerging Markets Fund will concentrate its investments in such securities.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict a Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Infrastructure-Related Investment Risk — Because the Infrastructure Fund concentrates its investments in infrastructure-related entities, the Infrastructure Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Risks of Investing in Fixed Income Securities — The Funds may invest in fixed income securities.  The Income & Growth Fund may invest a significant portion of its assets in these securities.  Fixed income securities are subject to credit risk and market risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Funds invest.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

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Risk of Investing in Non-Diversified Fund – The Income & Growth Fund is “non-diversified.”  This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer.  As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.  This may make the Fund’s performance more volatile than would be the case if it had a more diversified investment portfolio.

Investments in Undervalued Securities – The CAP Fund, International Fund and Emerging Markets Fund pursue a strategy of investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk of Investing in Growth Stocks – The Income & Growth Fund pursues a strategy of investing in growth stocks.  Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

Portfolio Turnover — The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Funds to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Funds.  As of October 31, 2009, the portfolio turnover rate for the CAP Fund, International Fund, Income & Growth Fund, Emerging Markets Fund and Infrastructure Fund was 135%, 51%, 111%, 35% and 235%, respectively.  A high portfolio turnover rate will result in greater brokerage commissions and transaction costs.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Additional Risks

Equity Securities Risks — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Funds investments, regardless of the performance or expected performance of companies in which the Funds invest.

Real Estate Securities Risks — Because the CAP Fund, International Fund, Income & Growth Fund and Emerging Markets Fund concentrate their investments in the securities of issuers linked to the real estate market, their portfolios may experience more volatility and be exposed to greater risk than a more well diversified portfolio.  The value of the shares of the CAP Fund, International Fund, Income & Growth Fund and Emerging Markets Fund will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates.  Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.  The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.

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There are also special risks associated with particular sectors of real estate investments:

●  Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

●  Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

●  Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

●  Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

●  Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

●  Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants.  In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

●  Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

●  Development Issues. Certain real estate companies may engage in the development or construction of real estate properties.  These companies in which the Funds invest (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

●  Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Funds’ investment performance.

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●  Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

●  Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Funds could be reduced.

●  Recent Events. The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.

●  REIT Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the “Code”). It is possible that the Funds may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate level taxation, significantly reducing the return to the Funds on their investment in such company.  See “REIT Risks” below.

●  Financing Issues. Financial institutions in which the Funds may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Real Estate Investment Trust (“REIT”) Risks — The Funds may invest in REITs.  Investments in REITs will subject the Funds to various risks.  The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.  REITs often invest in highly leveraged properties.  The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which the Funds invest with the expectation that they will be taxed as a REIT will qualify as a REIT.  An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity.  If a Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce that Fund’s yield on that investment.  REITs can be classified as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  They are paid interest by the owners of the financed properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.  The Funds’ investments in REITs may include an additional risk to shareholders in that some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital.  Any such return of capital will generally reduce a Fund’s basis in the REIT investment, but not below zero.  To the extent the distributions from a particular REIT exceed a Fund’s basis in such REIT, such Fund will generally recognize gain.  In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital.  Shareholders that receive such a distribution will also reduce their tax basis in their share of the Funds, but not below zero.  To the extent the distribution exceeds a shareholder’s basis in a Fund’s shares, such shareholder will generally recognize capital gain.

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Foreign Securities Risk — The Income & Growth Fund may invest up to 35% of its net assets, and the CAP Fund, the International Fund, the Emerging Markets Fund and the Infrastructure Fund may invest an unlimited amount of their net assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Small and Medium Capitalization Company Risk — Many issuers in which the Funds may invest are small or medium capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause a Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Micro Capitalization Company Risk — The Funds may invest in the stocks of micro-cap companies with capitalizations under $100 million.  Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.  Accordingly, the stocks of micro-cap companies may be more volatile and more thinly traded, and therefore more illiquid, than stocks of companies with larger capitalizations.

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Risks of Investing in Other Investment Companies — The Funds may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.  The market value of the shares of other investment companies may differ from the net asset value of the Funds. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, the Funds would bear their pro rata portion of that entity's expenses, including its investment advisory and administration fees. At the same time, the Funds would continue to pay their own management fee and other expenses. As a result, the Funds and their shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Lower Rated Debt Securities (sometimes known as “junk bonds”) — Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities.  In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Illiquid Securities — Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days.  Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which a Fund is carrying the securities.

Use of Leverage and Short Sales — Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage is the practice of borrowing money to purchase securities.  It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Equity-Linked Securities — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.   To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

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Other Investments — The Funds may use a variety of other investment instruments in pursuing their investment programs.  The investments of the Funds may include: mortgage-backed securities and various derivative instruments, including, but not limited to, options on securities, stock index options, options on foreign currencies, forward foreign currency contracts and futures contracts.  Various risks are associated with these investments.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578 or electronically on the Funds’ website at www.alpinefunds.com.

Management of the Funds

The management of each Fund is supervised by the Board of Trustees (“Board of Trustees”) of Alpine Equity Trust (the “Trust”).  Alpine Woods Capital Investors, LLC (the “Adviser”), located at 2500 Westchester Avenue, Suite 215, Purchase, New York 10577 serves as the Funds’ investment adviser.

Investment Adviser
The Adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management. The Adviser began conducting business in March 1998 and together with its affiliated entities, had approximately $[    ] billion in assets under management as of December 31, 2009.  The Adviser is a Delaware limited liability company organized on December 3, 1997.  All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser in 1998 with his father, Stephen A. Lieber.

Under the general supervision of the Board of Trustees, the Adviser will carry out the investment and reinvestment of the managed assets of the Funds, will furnish continuously an investment program with respect to the Funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  The Adviser will furnish to the Funds investment advice and office facilities, equipment and personnel for servicing the investments of the Funds. The Adviser will compensate all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds, and will also compensate all other Adviser personnel who provide research and investment services to the Funds.  In return for these services, facilities and payments, the Funds have each agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 1.00% of the average daily net assets of each Fund.   The Adviser has agreed contractually to waive its fees and to absorb expenses of the Funds to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.50% of the Income & Growth Fund’s average net assets and 1.35% of each the Emerging Markets Fund’s and Infrastructure Fund’s average net assets.  The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.  This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.  The total estimated annual expenses of the Funds are set forth in the section titled, “FEES AND EXPENSES.”  For the fiscal year ending October 31, 2009, the Adviser received a management fee of 1.00% of the CAP Fund, the International Fund and the Income & Growth Fund. For the fiscal period ended October 31, 2009, the Advisor did not receive any management fees related to the Emerging Markets Fund and the Infrastructure Fund; rather, the Advisor waived all of its fees to maintain the Funds’ expense ratios at the Funds’ Expense Cap levels.

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Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (now known as the Financial Industry Regulatory Authority), and subject to seeking best price and execution, the Adviser may consider sales of the shares of other funds for which it serves as investment adviser as a factor in the selection of dealers to effect portfolio transactions for the Funds.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.  In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

A discussion regarding the basis for the Board of Trustees approval of the Funds’ investment advisory agreement between the Adviser and the Trust, on behalf of each of the Funds, will be available in the  Semi-Annual Report to shareholders for the period ending April 30, 2010.

Portfolio Managers

Mr. Samuel A. Lieber serves as the portfolio manager for the CAP Fund, the International Fund and the Emerging Markets Fund and has served in that capacity since the inception of each Fund. Mr. Joel Wells serves as co-portfolio manager of the Emerging Markets Fund.  Mr. Stephen S. Kim serves as associate portfolio manager of the CAP Fund.  Mr. Lieber and Mr. Joshua Duitz each serve as co-portfolio managers of the Infrastructure Fund.  Mr. Robert Gadsden serves as the portfolio manager for the Income & Growth Fund.

Samuel A. Lieber

Samuel Lieber founded the Adviser (formerly Alpine Management & Research, LLC) with his father Stephen A. Lieber and is its Chief Executive Officer. He currently serves as portfolio manager of the International Fund, CAP  Fund, the Emerging Markets Fund, Alpine Dynamic Transformations Fund and Alpine Global Premier Properties Fund and co-portfolio manager of the Alpine Accelerating Dividend Fund, Alpine Dynamic Balanced Fund, Alpine Dynamic Innovators Fund and the Infrastructure Fund.  Mr. Lieber is the Chairman of the Board of Trustees and President of the Trust.  From 1985 to 1998, Mr. Lieber was the real estate securities portfolio manager and the senior real estate securities analyst for the Evergreen Funds. In 1989, Mr. Lieber became the portfolio manager of the first public mutual fund that focused primarily on investing internationally in real estate-related securities. Prior to 1985, Mr. Lieber was associated with Whitbread-Nolan, Inc. in the investment property brokerage division. Previous to this, Mr. Lieber worked for the urban design firm, Project for Public Spaces, as a Noyes Fellow.

Mr. Lieber received his Bachelor’s degree (with high honors) from Wesleyan University and attended the New York University Graduate School of Business and New York University's Real Estate Institute.

Mr. Lieber has been widely quoted in the financial media, and has appeared on CNBC and radio, and been featured in Forbes, Individual Investor, Smart Money, and Kiplinger's.  Mr. Lieber has also been interviewed by The Wall Street Journal, The New York Times, Fortune, Barron’s and The Wall Street Transcript, among other periodicals.

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Robert Gadsden

Mr. Robert W. Gadsden is the portfolio manager of the Income & Growth Fund and serves as Senior Real Estate Analyst for the Adviser.  Prior to joining the Adviser in 1999, Mr. Gadsden was a Vice President of the Prudential Realty Group.  He earned his bachelors degree magna cum laude from Wesleyan University, an M.B.A. degree from the Wharton School and pursued graduate level architecture studies at the University of Pennsylvania.

Joel Wells

Mr. Joel Wells is the co-portfolio manager of the Emerging Markets Fund.  Mr. Wells joined the Adviser in November 2006, after serving as an Equity Research Associate Analyst on the Real Estate, REITs, and Lodging team at Wachovia Capital Markets. Prior to that position, Mr. Wells spent three years as a European Competition Analyst for WilmerHale in Brussels, Belgium. Mr. Wells earned his bachelor's degree from Boston College, an MA from St. John's College, and an International MBA from the University Of Chicago School of Business.

Joshua Duitz

Mr. Joshua Duitz is the co-portfolio manager of the Infrastructure Fund.  Mr. Duitz joined the Adviser in February 2007, after eight years at Bear Stearns, where Mr. Duitz was a Managing Director Principal who specialized in trading international equities.  Mr. Duitz is a Certified Public Accountant, who spent four years with Arthur Andersen, LLP in the Financial Markets Audit Division.  Mr. Duitz earned his bachelor's degree in Business Administration from Emory University and received his M.B.A from the Wharton School where he graduated with honors.

Stephen S. Kim

Stephen Kim is the associate portfolio manager of the Cyclical Advantage Property Fund.  Mr. Kim joined Alpine in March, 2008 from CitiGroup Investment Research where he was a managing director from 2004 to 2008 covering the homebuilders and building products, which he has covered for the past seventeen years. Mr. Kim joined Salomon Smith Barney in February, 2000 from Deutsche Banc Alex Brown, where he served as Director since 1997. Prior to that, Mr. Kim was an analyst for three years at Smith Barney from 1994 to 1997, and covered the Homebuilding, Appliances, and Specialty Retail Softlines sectors prior to the merger with Salomon Brothers. Mr. Kim also spent three years at Kidder, Peabody & Co., an investment banking firm from 1991 to 1994 following homebuilding companies. Mr. Kim graduated from the Wharton School at the University of Pennsylvania in 1991.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

How the Funds Values Their Shares

The price of each Fund’s shares is based on the Fund’s net asset value.  The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares.  The net asset value takes into account the fees and expenses of the Fund, including management, administration and other fees, which are accrued daily.   The price at which a purchase or redemption is effected is based on the net asset value next computed after a Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”)) will receive the next business day’s net asset value.    In computing net asset value, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees.   The Funds will use fair value pricing where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the security over an extended period; or (iv) the validity of a market quotation received is questionable.  In addition, fair value pricing will be used if emergency or unusual situations have occurred, such as when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

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How to Buy Shares

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value as described below or through your financial intermediary.  If you make a purchase through your financial intermediary, that intermediary is responsible for sending your purchase order to the Fund.  Please keep in mind that your financial intermediary may charge additional fees for its services.  The minimum initial investment in each Fund is $1,000.  The Funds reserve the right to vary or waive the minimum in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Telephone and internet subsequent purchases are subject to a minimum of $100.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase.  Stock certificates will not be issued.  Instead, your ownership of shares will be reflected in your account records with the Funds.

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

•	Mail the application, together with a check made payable to the Alpine Funds to:

By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

•
All checks must be in U.S. dollars drawn on U.S. banks.  The Funds do not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

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Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

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If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchases by Internet

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an ACH (Automatic Clearing House) debit of your bank account of record.  Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Social Security number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.

•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.

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The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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For Subsequent Investments – By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Funds or the Adviser incur and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the Alpine Funds, a Fund may redeem shares from your account in any of the Alpine Funds to reimburse the Fund or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Funds.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares of the Funds have not been registered for sale outside of the United States.  The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of one of the other Alpine Funds.  You may do this through your financial intermediary, or by telephone, mail or via the Internet as described below.  An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund.  Once an exchange request has been placed by telephone mail, or Internet, it is irrevocable and may not be modified or canceled.  Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received.  An exchange which represents an initial investment in a fund is subject to the minimum investment requirements of that fund.  In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.  Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee.  If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not the original share purchase date.

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The Alpine Funds each have different investment objectives and policies.  You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request.  An exchange is a taxable transaction for Federal income tax purposes.  You are limited to five exchanges per calendar year.  The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 1-888-785-5578.
•	Shares exchanged by telephone must have a value of $1,000 or more.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.
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During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange.  You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on your application.  To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).
•	If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.
•	For further information, call 1-888-785-5578.

Exchanges by Internet

To exchange shares via the Internet:

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting an internet exchange.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.
•	For further information, call 1-888-785-5578 or visit the Funds’ website at http://www.alpinefunds.com.

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How to Redeem Shares

You may redeem shares of each Fund on any day the NYSE is open, either directly or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.
•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
•	A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When establishing or modifying certain services on an account;
•	If a change of address request was received by the Transfer Agent within the last 15 days;
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The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent;  and

•	For all redemptions in excess of $50,000 from any shareholder account

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:

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Call 1-888-785-5578 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).
•	Provide the account name, as registered with a Fund, and the account number.
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Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  Redemption proceeds may also be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network, to your predetermined bank account.  There is no charge for the electronic funds transfer however credit may not be available for two to three days.

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•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption.  In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.  Signatures may require a guarantee by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.  You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes.  Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.  The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more.  You will receive sixty days’ written notice to increase the account value before the account is closed.  Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt the Funds’ investment programs.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Short-term trading drives up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.  Additionally, redemption of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds assess a 1.00% fee on the redemption of each Fund’s shares held for less than two months.  For example, a purchase with a trade date of January 5, 2010 will not be assessed a redemption fee if redeemed on or after March 6, 2010 or the following business day if this date were to fall on a weekend or holiday.   Redemption fees will be paid to the Funds to help offset transaction costs.  The Funds reserve the right to waive the redemption fee, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds.

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The Funds will use the first-in, first-out (“FIFO”) method to determine the two-month holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than two months, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for two months, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed on exchanges (except in instances where you are exchanging shares of a fund with a redemption fee into a fund which does not currently have a redemption fee) or to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not on the original share purchase date.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short-term trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include monitoring trading activity, using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available, and a 1.00% redemption fee for all Funds on shares held less than two months. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short- term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing.  The trading hours for most foreign securities end prior to the close of the NYSE, the time each Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their net asset values. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Funds offer the following shareholder services.  For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578.  Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly investments automatically in amounts of not less than $50 through the Automatic Investment Plan.  This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds.  In order to participate in the plan, your financial institution must be a member of the ACH network.  The Funds may modify or terminate this privilege at any time.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the plan, please complete the Automatic Investment Plan section on the application or call the Transfer Agent at 1-888-785-5578.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment by calling 1-888-785-5578.  If elected on your application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

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Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan.  Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75.  Shares will be redeemed as necessary to make those payments.  To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants.  The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.

Automatic Reinvestment Plan. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing.  A written request to change your dividend reinvestment election must be received at least five full business days before a given record date to be effective on that date.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts (‘‘IRAs’’) and Rollover IRAs; and (ii) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding. The Funds will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund shareholders.  In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household.   Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-785-5578 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Internet Account Access and Trading.  This option allows you to access your account information online as well as execute transactions on your account.  To choose this option, complete the appropriate section of your application.  For Internet transactions, only bank accounts held at domestic institutions which are ACH members may be used.  Your shares will be purchased or redeemed at the next NAV determined after receipt of your order.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

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Dividends, Distributions and Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund who acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, see the Funds’ SAI. There may be other tax considerations applicable to particular investors.  In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value.  All future distributions will be automatically reinvested in the shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Policy. It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code.  Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.  You may elect to have dividends and/or capital gains paid in cash.

Taxation of the Funds. Each Fund intends to qualify to be treated as a regulated investment company under the Code.  While so qualified, a Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year.  Each Fund anticipates meeting these distribution requirements.

Taxation of Shareholders.  The following information is meant as a general summary for U.S. citizens and residents.  Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds’ net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income.  Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Funds.  Absent further legislation, the reduced maximum rates of 15% for non-corporate taxpayers on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Your redemptions, including exchanges, may result in a capital gain or loss for Federal tax purposes.  A capital gain or loss on your investment is the difference between your tax basis in your shares, including any sales charges, and the amount you receive when you sell your shares.

Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year.  A Fund may be subject to foreign withholding taxes, which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes.  Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund.  A Fund’s transactions in options, futures and forward contracts are subject to special tax rules.  These rules can affect the amount, timing and characteristics of distributions to shareholders.

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The foregoing briefly summarizes some of the important Federal income tax consequences to shareholders of investing in a Fund’s shares, reflects the Federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors.  Investors should consult their tax advisers regarding other Federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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Index Descriptions

The Wilshire Real Estate Securities Index is a market capitalization weighted performance index of listed property and real estate securities.  The Wilshire Real Estate Securities Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The S&P Developed BMI Property Index is a sub index of the S&P Global Property Indices which define and measure the investable universe of publicly traded property companies.  The S&P Developed BMI Property Index includes approximately 400 stocks from 22 countries.  The S&P Developed BMI Property Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Real Estate Funds Average is an average of funds that invest 80% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Real Estate Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Global Real Estate Funds Average is an average of funds that invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Real Estate Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The GPR General Property Securities Global Index is a market weighted total return performance index, available on a monthly basis. The purpose of this index is to cover a broad range of property investment companies with a market capitalization of more than 50 million U.S. dollars. It is constructed on a total return basis with immediate reinvestment of all dividends.  The GPR General Property Securities Global Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees. The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The S&P/Citigroup World (ex. U.S.) Property Index is a market weighted total return performance index, available on a monthly basis. The index consists of any companies from developed markets that has float larger than $100 million and derive more than half of its revenue from property-related activities.  The S&P/Citigroup World (ex. U.S.) Property Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The MSCI EAFE Index comprises 21 country indices, representing the developed markets outside of North America: Europe, Australia and the Far East.   The MSCI EAFE Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees. The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

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The Lipper International Real Estate Funds Average measures the performance of mutual funds that invest their assets in equity securities with primary trading markets outside the US. Investors cannot invest directly in an index.

The Morgan Stanley REIT Index is a total return index comprising of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.  The Morgan Stanley REIT Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The S&P 500 Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Fund reflects the deduction of fees for these value-added services. Investors cannot directly invest in an index.

The EPRA/NAREIT Emerging Index is an index designed to track the performance of listed real estate companies in emerging countries worldwide.   The EPRA/NAREIT Emerging Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The S&P Global Infrastructure Index is an index comprised of 75 of the largest publicly listed infrastructure companies and is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry.  The S&P Global Infrastructure Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Specialty/Miscellaneous Funds Average is an average of funds that limit their investments to a specific industry (e.g. transportation, retailing, or paper, etc.) or ones that have not been classified into an existing investment classification.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Specialty/Miscellaneous Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

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Financial Highlights
The following tables present financial highlights for a share outstanding throughout each period indicated.  Deloitte & Touche LLP is the independent registered public accounting firm for the Funds.  The information has been audited by Deloitte & Touche LLP.  Deloitte & Touche LLP’s report along with the Funds’ financial statements, are included in the Funds’ annual reports for the period ended October 31, 2009, which is available upon request.

Alpine Cyclical Advantage Property Fund
Financial Highlights
(For a share outstanding throughout each year)

Year Ended October 31,
	2009	2008	2007	2006	2005

Net Asset Value per Share, Beginning of Year		$34.97	$38.27	$39.45	$34.51

Income from Investment Operations:
Net investment income (loss)		0.53	0.15	(0.20)	0.12
Net realized/unrealized gains (losses) on investments		(21.11)	(0.28)	0.62	7.47
Total from investment operations		(20.58)	(0.13)	0.42	7.59

Redemption fees		0.00 (b)	0.02	0.00 (b)	—
Less Distributions:
From net investment income		(0.43)	(0.05)	(0.03)	(0.09)
From net realized gains on investments		—	(3.11)	(1.57)	(2.56)
From tax return of capital		(0.10)	(0.03)	-	-
Total distributions		(0.53)	(3.19)	(1.60)	(2.65)

Net Asset Value per Share, End of Year		$13.86	$34.97	$38.27	$39.45
Total Return		(59.54)%	(0.88)%	0.74%	22.18%
Ratios/Supplemental Data:
Net assets at end of year (000)		$47,405	$148,631	$269,414	$556,648
Ratio of total expenses to average net assets:		1.70%	1.58%	2.01%	1.19%
Ratio of interest expense to average net assets		0.50%	0.39%	0.82%	0.01%
Ratio of expenses to average net assets excluding interest expense		1.20%	1.19%	1.19%	1.18%
Ratio of net investment income (loss) to average net assets		2.68%	0.42%	(0.39)%	0.16%
Portfolio turnover		68%	49%	19%	34%

(a)
Net Investment loss per share is calculated using accumulated undistributed net investment loss per share at the beginning and end of the period prior to consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share.

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Alpine International Real Estate Equity Fund
Financial Highlights
(For a share outstanding throughout each year)

	Year Ended October 31,
	2009	2008	2007	2006	2005

Net Asset Value Per Share, Beginning of Year		$47.58	$37.56	$28.89	$24.28

Income from Investment Operations:
Net investment income		0.35	0.63	0.50	0.74	(a)
Net realized/unrealized gains (losses) on investments		(33.05)	10.78	8.90	5.71
Total from investment operations		(32.70)	11.41	9.40	6.45
Redemption fees		0.01	0.02	0.01	-
Less Distributions:
From net investment income		(0.45)	(0.63)	(0.39)	(0.73)
From net realized gain on investments		(2.10)	(0.78)	(0.35)	(1.11)
From tax return of capital		(0.08)
Total distributions		(2.63)	(1.41)	(0.74)	(1.84)

Net Asset Value Per Share, End of Year		$12.26	$47.58	$37.56	$28.89
Total Return		(72.46)%	31.16%	33.19%	27.29%
Ratios/Supplemental Data:
Net assets at end of year (000)		$583,953	$2,554,134	$771,999	$290,747
Ratio of total expenses to average net assets:		1.22%	1.14%	1.17%	1.18%
Ratio of interest expense to average net assets		0.06%	0.00%	0.02%	0.00	%(b)
Ratio of expenses to average net assets excluding interest expense		1.16%	1.14%	1.15%	1.18%
Ratio of net investment income to average net assets		1.29%	1.08%	1.16%	1.22%
Portfolio turnover		42%	31%	30%	10%

(a)
Net investment income per share is calculated using accumulated undistributed net investment income per share at the beginning and end of the period prior to consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than 0.005%.

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Alpine Realty Income & Growth Fund
Financial Highlights
(For a share outstanding throughout each year)

	Year Ended October 31,
	2009	2008	2007	2006	2005

Net Asset Value Per Share Beginning of Year		$25.12	$27.75	$21.92	$19.97

Income from Investment Operations:
Net investment income		0.99	0.91	0.65	1.06
Net realized/unrealized gains (losses) on investments		(13.46)	(1.54)	6.35	2.07

Total from investment operations		(12.47)	(0.63)	7.00	3.13

Redemption fees		0.00 (b)	0.00 (b)	0.00 (b)	-
Less Distributions:
From net investment income		(0.99)	(0.95)	(0.87)	(0.84)
From net realized gains on investments		(1.71)	(1.05)	(0.30)	(0.34)
Total distributions		(2.70)	(2.00)	(1.17)	(1.18)

Net Asset Value Per Share, End of Year		$9.95	$25.12	$27.75	$21.92
Total Return		(54.62)%	(2.53)%	32.91%	15.92%
Ratios/Supplemental Data:
Net assets at end of year (000)		$95,270	$532,443	$850,075	$641,224
Ratio of total expenses to average net assets:
Before waivers		1.56%	1.29%	1.17%	1.18%
After waivers		1.43%	1.29%	1.17%	1.18%
Ratio of interest expense to average net assets		0.40%	0.14%	0.01%	0.00	%(b)
Ratio of expenses to average net assets excluding interest expense:
Before expense waivers		1.16%	1.15%	1.16%	1.18%
After expense waivers		1.03%	1.15%	1.16%	1.18%
Ratio of net investment income to average net assets		5.55%	3.34%	2.67%	3.47%
Portfolio turnover		23%	33%	33%	34%

(a)
Net investment income per share is calculated using accumulated undistributed net investment income per share at the beginning and end of the period prior to consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share or 0.005%.

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Alpine Emerging Markets Real Estate Fund
Financial Highlights
(For a share outstanding throughout each year)

Year Ended
October 31,
2009

Net Asset Value Per Share Beginning of Year

Income from Investment Operations:
Net investment income
Net realized/unrealized gains (losses) on investments

Total from investment operations

Redemption fees
Less Distributions:
From net investment income
From net realized gains on investments
Total distributions

Net Asset Value Per Share, End of Year
Total Return
Ratios/Supplemental Data:
Net assets at end of year (000)
Ratio of total expenses to average net assets:
Before waivers
After waivers
Ratio of interest expense to average net assets
Ratio of expenses to average net assets excluding interest expense:
Before expense waivers
After expense waivers
Ratio of net investment income to average net assets
Portfolio turnover

(a)
Net investment income per share is calculated using accumulated undistributed net investment income per share at the beginning and end of the period prior to consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share or 0.005%.

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Alpine Global Infrastructure Fund
Financial Highlights
(For a share outstanding throughout each year)

Year Ended
October 31,
2009

Net Asset Value Per Share Beginning of Year

Income from Investment Operations:
Net investment income
Net realized/unrealized gains (losses) on investments

Total from investment operations

Redemption fees
Less Distributions:
From net investment income
From net realized gains on investments
Total distributions

Net Asset Value Per Share, End of Year
Total Return
Ratios/Supplemental Data:
Net assets at end of year (000)
Ratio of total expenses to average net assets:
Before waivers
After waivers
Ratio of interest expense to average net assets
Ratio of expenses to average net assets excluding interest expense:
Before expense waivers
After expense waivers
Ratio of net investment income to average net assets
Portfolio turnover

(a)
Net investment income per share is calculated using accumulated undistributed net investment income per share at the beginning and end of the period prior to consideration of adjustments for permanent book and tax differences.

(b)	The amount is less than $0.005 per share or 0.005%.

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 Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

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Additional Information

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.  This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

INVESTMENT ADVISER

ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY  10577-2540

CUSTODIAN
U.S. BANK, N.A.
1555 N. RiverCenter Drive, Suite 302
 Milwaukee, WI 53212

TRANSFER AGENT,FUND ACCOUNTANT & ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
The Chrysler Building
405 Lexington Avenue
New York, NY  10174

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To Obtain More Information About the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information is available in the Annual and Semi-Annual Reports to Fund Shareholders. The Annual Report to Fund shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Funds and their policies.  A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Reports to Fund shareholders or the SAI or to discuss questions about the Funds:

By Telephone — 1-888-785-5578

By Mail — Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

By Website — www.alpinefunds.com

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the IDEA database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-05684.

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STATEMENT OF ADDITIONAL INFORMATION

February 27, 2010

Alpine Cyclical Advantage Property Fund - EUEYX (“CAP Fund”)
Alpine International Real Estate Equity Fund - EGLRX (“International Fund”)
Alpine Realty Income & Growth Fund - AIGYX (“Income & Growth Fund”)
Alpine Emerging Markets Real Estate Fund - AEMEX (“Emerging Markets Fund”)
Alpine Global Infrastructure Fund - AIFRX (“Infrastructure Fund”)

EACH A SERIES OF ALPINE EQUITY TRUST

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1-888-785-5578

This Statement of Additional Information (“SAI”) pertains to Alpine Cyclical Advantage Property Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund (each a “Fund,” collectively, the “Funds”).  The Funds are separate series of Alpine Equity Trust (the “Trust”).  Shares of the Funds are offered through a prospectus dated February 27, 2010 (the “Prospectus”).  A copy of the Prospectus may be obtained without charge by calling the number listed above.  This SAI is not a prospectus.  It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with additional information regarding the activities and operations of the Funds.  This SAI should be read in conjunction with the Prospectus.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ October 31, 2009 Annual Report as filed with the Securities and Exchange Commission (“SEC”).

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

The investment objectives of each Fund and a description of the principal investment strategies of each Fund are set forth under each Fund’s “SUMMARY SECTION” and “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS” in the Prospectus.  Each Fund’s investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) (the “Adviser”) serves as the investment adviser of each Fund.

HISTORY OF THE FUNDS AND GENERAL INFORMATION

Capitalization and Organization

The Funds are each separate series of Alpine Equity Trust (formerly, Evergreen Global Equity Trust), a Massachusetts business trust organized in 1988.  Each Fund offers shares, without any front-end, level load, contingent sales charges, or Rule 12b-1 distribution expenses.  The Trust is governed by its Board of Trustees.  The Funds may issue an unlimited number of shares of beneficial interest with a $0.0001 par value.  All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

On February 17, 1998, in connection with the acquisition of certain assets of EAM that relate to the management of the Funds by the Adviser, the names of the Trust, the CAP Fund (formerly the Alpine U.S. Real Estate Equity Fund) and International Fund were changed from Evergreen Global Equity Trust, Evergreen U.S. Real Estate Equity Fund and Evergreen Global Real Estate Equity Fund.  The Emerging Markets Fund and the Infrastructure Fund commenced operations on November 3, 2008.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act of 1940, as amended (the “1940 Act”) may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of a Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval.  Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created.  Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts.  If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes.  Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner.  As to matters affecting each portfolio differently, such as approval of the Advisory Agreements and changes in investment policy, shares of each portfolio would vote separately.

In addition the Trustees may, in the future, create additional classes of shares of the Funds.  Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund.  The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

Under Massachusetts law, shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations.  The Trust’s Declaration of Trust provides that no shareholder will be personally liable for the obligations of the Trust and requires that every written contract made by the Trust contain a provision to that effect.  If any shareholder were required to pay any liability of the Trust, that person would generally be entitled to reimbursement from the general assets of the Trust.

TYPES OF INVESTMENTS
Equity Securities

Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

The Funds may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

The Funds will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective.  A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Warrants

The Funds may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual.  However, most warrants have expiration dates after which they are worthless.  In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

The Funds may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets (“foreign securities”).  To the extent that foreign securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: a Fund’s net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund.  If the value of a foreign currency rises against the U.S. dollar, the value of a Fund’s assets denominated in that currency will increase.

Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund’s assets denominated in that currency will decrease.  The performance of the Funds will be measured in U.S. dollars, the base currency for the Funds.  When a Fund converts its holdings to another currency, it may incur conversion costs.  Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

The Funds may engage in transactions in foreign securities, which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements.  Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords the Funds the ability to obtain best price and execution.

Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets.  The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.  These various risks may be greater in emerging market countries.

American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs are receipts issued in Europe by banks or depositories that evidence a similar ownership arrangement.  Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Fixed Income Securities

The Funds may invest in bonds and other types of debt obligations of U.S. and foreign issuers.  These securities, whether of U.S. or foreign issuers, may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.  Fixed income securities may include:

•	bonds, notes and debentures issued by corporations;
•	debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);
•	municipal securities;
•	mortgage-backed and asset-backed securities; or
•
debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

Subject to certain limitations, each Fund may invest in both investment grade and non-investment grade debt securities.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.  Each Fund may invest up to 15% of the value of its total assets in non-investment grade debt securities.  However, the Funds may not invest in debt securities rated below Ccc by S&P or Caa by Moody’s (or unrated debt securities determined to be of comparable quality by the Adviser).  There are no limitations on the maturity of debt securities that may be purchased by the Funds.

Emerging Market Issuers

The Funds may invest in the equity securities of issuers located in emerging market countries.  An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”).  Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Infrastructure-Related Issuers

The Infrastructure Fund may invest in the equity securities of U.S. and non-U.S. infrastructure-related issuers.  An “infrastructure-related” issuer is an issuer in which at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are attributable to derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets.  Infrastructure assets are the physical structures and networks that provide necessary services to society.  Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing).

Real Estate Investment Trusts (“REITs”)

The Funds may each invest in REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  They are paid interest by the owners of the financed properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  The Funds’ investments in REITs can, in particular, be adversely affected by a deterioration of the real estate rental market, in the case of REITs that primarily own real estate, or by deterioration in the creditworthiness of property owners and changes in interest rates, in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”).

Sovereign Debt Obligations

The Funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other emerging countries.  Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.  Sovereign debt of emerging countries may involve a high degree of risk, and may present the risk of default.  Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments.  In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Securities of Other Investment Companies

The Funds may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own.  The Funds may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly.  Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the 1940 Act.  Any investment by a Fund in the Alpine Municipal Money Market Fund will also be subject to the limitations contained in the exemptive order the Alpine Funds received from the SEC.  Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

Each Fund may invest its daily cash balance in the Alpine Municipal Money Market Fund.  Each Fund is permitted to invest 25% of its total assets in the Alpine Municipal Money Market Fund pursuant to the terms of an exemption granted by the SEC.  Each such Fund bears its proportionate share of the expenses of the Alpine Municipal Money Market Fund in which it invests.  However, the Adviser has voluntarily agreed to reimburse the management fee expense each Fund incurs by investing in the Alpine Municipal Money Market Fund.

The Funds may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries.  Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value.  The Funds may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium.  Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations.  Shareholders of the Funds will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Funds.

Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers.  The mortgage-backed securities in which the Funds may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”).

CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities.  CMOs are typically issued in separate classes with varying coupons and stated maturities.  REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Code and have the same characteristics as CMOs.

The Funds may from time to time also invest in “stripped” mortgage-backed securities.  These are securities that operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities.  A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities.  The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class.  These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities.  Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid.  The prices of these securities are more volatile than the prices of debt securities, which make periodic payments of interest.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities.  Any such prepayments received by the Funds must be reinvested in other securities.  As a result, prepayments in excess of that anticipated could adversely affect yield to the extent such amounts are reinvested in instruments with a lower interest rate than that of the original security.  Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors.  Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates.  Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates.  Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income.  The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Mortgage-backed securities may also be affected by the downturn in the subprime mortgage lending market in the United States.

Asset-Backed Securities

The Funds may invest in asset-backed securities issued by private issuers.  Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Asset-backed securities may be “stripped” into classes in a manner similar to that described under the section titled, “Mortgage-Backed Securities,” above, and are subject to the prepayment risks described therein.

Recent Market Events

The fixed-income markets continue to experience a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of.  Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Funds.

STRATEGIC INVESTMENTS

Foreign Currency Transactions; Currency Risks

Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.  Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

Each Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities.  A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.  However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships.    The Funds do not speculate in foreign currency.

Except for cross-hedges, a Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a “cross-hedge,” denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements.  At the consummation of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency.  If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency.  If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

It should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which can be achieved at some future point in time.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.  Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

The Funds may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities.  These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Funds.  Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  A Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by a Fund would represent more than 5% of the Fund’s net assets.

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period.  The owner of a call option has the right, but not the obligation, to buy the currency.  Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.  When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option.  However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value.  Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency.  For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, such Fund would not have to exercise its put option.  Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, such Fund would not have to exercise its call.  Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally.  In addition, there are certain additional risks associated with foreign currency options.  The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar.  As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable.  The interbank market in foreign currencies is a global, around-the-clock market.  To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts.  The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price.  A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price.  Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency.  Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction.  An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date.  If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a loss.  Similarly, the closing out of a currency futures contract purchase is effected by a Fund entering into a currency futures contract sale.  If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.  In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks.  Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.  Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Illiquid Securities

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule.  The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees.  The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)	the frequency of trades and quotes for the security;
(ii)	the number of dealers willing to purchase or sell the security and the number of other potential buyers;
(iii)	dealer undertakings to make a market in the security; and
(iv)	the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed Delivery Securities

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked to market and are maintained until the transaction has been settled.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund.  During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities.  Loans are subject to termination at the option of the Fund or the borrower.  A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.  A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary Investments

For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality fixed income securities and money market instruments, or may temporarily hold cash in such amounts as the Adviser deems appropriate.  Fixed income securities will be deemed to be of high quality if they are rated “A” or better by S&P or the corresponding rating by Moody’s or, if unrated, are determined to be of comparable quality by the Adviser.  Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

•	Government securities;
•	commercial paper;
•	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;
•	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and
•	repurchase agreements.

Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date.  If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.  If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, such Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral.  The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreements.

The Funds’ custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action.  The Funds believe that under the regular procedures normally in effect for custody of a Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements.  These transactions are similar to borrowing cash and involve risks similar to those discussed under “Borrowing” below. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.  The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date.  These securities are marked to market daily and maintained until the transaction is settled.

Short Sales

The Funds may effect short sales of securities.  A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefor) at a later date at a lower price.  When selling short, a Fund must borrow the security sold short and will be obligated to return the security to the lender.  This is accomplished by a later purchase of the security by the Fund to close its short position.  When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker.  A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.

The use of short sales is considered a speculative investment practice.  The limited use of this practice, however, permits the Funds to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

The Funds may also effect short sales “against the box” to hedge against a decline in the value of a security owned by the Fund.  These transactions are not subject to the 10% limitation described above.  If a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

Borrowing

The Funds may borrow money for investment purposes (which is a practice known as “leverage”).  Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio.  Although the principal amount of such borrowings will be fixed, a Fund’s net assets may change in value during the time the borrowing is outstanding.  Since any decline in value of a Fund’s investments will be borne entirely by such Fund’s shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if such Fund did not use leverage.  Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds.  To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s investment return will be greater than if leverage was not used.  Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used.

SPECIAL INVESTMENT TECHNIQUES

The Funds may engage in transactions in options and futures contracts and options on futures contracts.  These instruments derive their performance, at least in part, from the performance of an underlying asset or index.  The discussion below provides additional information regarding the use of options on stock indices and stock index futures.  Appendix B to this SAI sets forth further details regarding options and futures.

Use of Futures and Options

The Funds will comply with and adhere to all limitations on the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator.  Under those restrictions, no Fund will, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its net assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is “in-the-money,” the in-the-money amount may be excluded in computing such 5%.  (In general, a call option on a future is “in-the-money” if the value of the future exceeds the exercise (“strike”) price of the call; a put option on a future is “in-the-money” if the value of the future which is the subject of the put is exceeded by the strike price of the put.)  The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder.  As to long positions which are used as part of a Fund’s investment strategy and are incidental to its activities in the underlying cash market, the “underlying commodity value” of a Fund’s futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant.  The “underlying commodity value” of a future is computed by multiplying the size of the future by the daily settlement price of the future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

Each Fund may purchase call and put options on securities to seek capital growth or for hedging purposes. The Funds may also write and sell covered call and put options for hedging purposes.

Each Fund may purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes.

Each Fund may invest up to 10% of the value of its net assets, represented by premiums paid, to purchase call and put options on securities and securities indices. No Fund may write covered call and put options on securities and securities indices with aggregate exercise prices in excess of 15% of the value of its net assets.

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the National Futures Association.  Therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Risks of Options on Stock Indices

The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally.  In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.  Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted.  If this occurred, a Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.  However, it is a policy to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

The purchaser of an index option may also be subject to a timing risk.  If an option is exercised by a Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change.  If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund would be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.  Alternatively, when the index level is close to the exercise price, a Fund may sell rather than exercise the option.  Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid.  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop in all index option contracts.  The Funds will not purchase or sell any index option contract unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that such risk in connection with such transactions is no greater than such risk in connection with options on stocks.

Stock Index Futures Characteristics

Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance.  A determination as to which of the index contracts would be appropriate for purchase or sale by the Funds will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract.  Instead, the Funds will be required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount.  This is called “initial margin.”  Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Funds upon termination of the futures contract.  Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Funds may be required to make during the term of the contracts to their broker.  Such payments would be required where, during the term of a stock index futures contract purchased by the Funds, the price of the underlying stock index declined, thereby making the Funds’ position less valuable.  In all instances involving the purchase of stock index futures contracts by the Funds, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Funds’ custodian to collateralize the position.  At any time prior to the expiration of a futures contract, the Funds may elect to close their position by taking an opposite position which will operate to terminate their position in the futures contract.  For a more complete discussion of the risks involved in stock index futures, refer to the Appendix (“Futures and Options”).

Where futures are purchased to hedge against a possible increase in the price of a security before the Funds are able to fashion their program to invest in the security or in options on the security, it is possible that the market may decline instead.  If the Funds, as a result, concluded not to make the planned investment at that time because of concern as to the possible further market decline or for other reasons, the Funds would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions.  All participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future.  Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market.  Such increased participation may also cause temporary price distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.  In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements.  Such sales may have to be effected at a time when it may be disadvantageous to do so.

Equity-Linked Securities

The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.   To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund.  Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost.  If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.  An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  Equity swaps may also be used for hedging purposes or to seek to increase total return.  A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.  The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).  A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make.  If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage.  In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.  Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ exposure, the Funds and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

INVESTMENT RESTRICTIONS

Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund.  Where an asterisk (*) appears, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Trustees without shareholder approval.  As used in this SAI and in the Prospectus, “a majority of the outstanding voting securities of a Fund” means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of a Fund or (2) 67% of the shares of a Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

1.	Diversification

The CAP Fund may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities or securities of other investment companies, except that up to 25% of the value of its total assets may be invested without regard to such 5% limitation.  In addition, the CAP Fund may not purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.*

With respect to 75% of its total assets, the International Fund may not purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies, if as a result of such purchase, more than 5% of the value of the International Fund’s total assets would be invested in the securities of any one issuer, or the International Fund would own more than 10% of the voting securities of any one issuer.

The Income & Growth Fund may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 50% of the value of its total assets may be invested without regard to such 5% limitation.  In addition, the Income & Growth Fund may not purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.*

With respect to 75% of its total assets, the Emerging Markets Fund may not purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Emerging Markets Fund’s total assets would be invested in the securities of any one issuer, or the Emerging Markets Fund would own more than 10% of the voting securities of any one issuer.

With respect to 75% of its total assets, the Infrastructure Fund may not purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Infrastructure Fund’s total assets would be invested in the securities of any one issuer, or the Infrastructure Fund would own more than 10% of the voting securities of any one issuer.

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, such as those set forth in this Section 1 above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.	Investment for Purposes of Control or Management

The CAP Fund*, the International Fund, the Income & Growth Fund*, the Emerging Markets Fund* and the Infrastructure Fund* may not invest in companies for the purpose of exercising control or management.

3.	Purchase of Securities on Margin

The CAP Fund*, the International Fund, the Income & Growth Fund*, the Emerging Markets Fund* and the Infrastructure Fund* may not purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

4.	Underwriting

The CAP Fund and the Income & Growth Fund may not engage in the business of underwriting securities of other issuers.

The International Fund, the Emerging Markets Fund and the Infrastructure Fund will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

5.	Interests in Oil, Gas or Other Mineral Exploration or Development Programs

The Funds may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

6.	Concentration in Any One Industry

Each Fund, other than the Infrastructure Fund, will concentrate its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, each Fund may temporarily invest less than 25% of the value of its assets in such securities during periods of adverse economic conditions in the real estate industry.  The Infrastructure Fund will concentrate its investments in infrastructure-related issuers.

7.	Short Sales

Each Fund may effect short sales of securities subject to the limitation that a Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund’s net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales “against the box”), this limitation is not applicable.

8.	Lending of Funds and Securities

The Funds may not make loans of money or securities, except to the extent that the Funds may lend money through the purchase of permitted investments, including repurchase agreements, and may lend securities in accordance with such procedures as may be adopted by the Trustees.

The Funds may not lend their portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund’s net assets.

9.	Commodities

The CAP Fund may not purchase, sell or invest in physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities of other instruments backed by physical commodities).

The International Fund, the Income & Growth Fund, the Emerging Markets Fund and the Infrastructure Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit a Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

10.	Real Estate

The CAP Fund and the Income & Growth Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of a Fund’s ownership of such securities.

The International Fund, the Emerging Markets Fund and the Infrastructure Fund may not purchase or invest in real estate or interests in real estate (although each may purchase securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

11.	Borrowing, Senior Securities, Reverse Repurchase Agreements

The Funds may not issue senior securities as defined by the 1940 Act, except that a Fund may borrow money from banks and enter into reverse repurchase agreements (i) in the aggregate amount of up to 10% of the value of its total assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

12.	Joint Trading

The CAP Fund*, the International Fund, the Income & Growth Fund*, the Emerging Markets Fund* and the Infrastructure Fund* may not participate on a joint or joint and several basis in any trading account in any securities.  (The “bunching” of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

13.	Pledging Assets

The Funds may not pledge, mortgage, hypothecate or otherwise encumber their assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

14.	Investing in Securities of Other Investment Companies

The Funds currently intend to limit their investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole in accordance with the 1940 Act and applicable Federal securities laws.*

15.	Illiquid Securities.

Each Fund may not invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the 1933 Act, which the Trustees have determined to be liquid.*

16.	Options.

The Funds may write, purchase or sell put or call options on securities, stock indices and foreign currencies, or combinations thereof, as discussed elsewhere in this SAI. *

17.	Futures Contracts.

The Funds may not purchase financial futures contracts and related options except for “bona fide hedging” purposes, but may enter into such contracts for non-hedging purposes provided that aggregate initial margin deposits plus premiums paid by the Fund for open futures options positions, less the amount by which any such positions are “in-the-money,” may not exceed 5% of the Fund’s total assets.*

Except as otherwise stated in this SAI or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time a Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of a Fund, will not result in a violation of such restriction.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

ADDITIONAL NON-FUNDAMENTAL INVESTMENT POLICIES

The Funds have adopted the following policies which are non-fundamental and may be changed by the Trustees without shareholder approval.

CAP Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

International Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets.

Income & Growth Fund -- Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities which are principally engaged in the real estate industry or own significant real estate assets.

Emerging Markets Fund – Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.  In addition, the Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located in emerging market countries.  An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”).  Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  Western Europe consists of Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Infrastructure Fund – Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers.  An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets.  Infrastructure assets are the physical structures and networks that provide necessary services to society.  Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing). In addition, under normal market conditions, the Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the U.S. and will allocate its assets among issuers located in no less than three different countries, one of which may be the U.S.

In addition, each Fund has adopted the non-fundamental policy that it will provide its shareholders with at least 60 days prior notice of any change in the Fund’s “80%” policy as described above.  The notice will be provided in plain English in a separate written document and will contain the following prominent statement, or similar clear and understandable statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.”  This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, the statement will appear either on the notice or on the envelope in which the notice is delivered.

CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in the Funds involves certain risks which are described under each Fund’s “SUMMARY SECTION,”  “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS- Main Risks” and “PRINCIPAL INVESTMENT STRAGEGIES AND RELATED RISKS -  Additional Risks” in the Prospectus.

The Income & Growth Fund is a non-diversified fund within the meaning of the 1940 Act.  Its portfolio may be less diversified than the portfolios of investment companies which are diversified as defined by the 1940 Act.  While the CAP Fund, the International Fund, the Emerging Markets Fund and the Infrastructure Fund are diversified within the meaning of the 1940 Act, each of the Funds, other than the Infrastructure Fund, concentrates its investments in the securities of companies engaged principally in the real estate industry and the Infrastructure Fund concentrates its investments in infrastructure-related issuers.  Investors should understand that investment in the Funds may be subject to greater risk and market fluctuation than an investment in a portfolio of securities representing a broader range of industries and investment alternatives.

PORTFOLIO TURNOVER

For the fiscal periods ended October 31, 2009 and 2008, the portfolio turnover rates for the Funds are presented in the table below.   Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment strategy.

Turnover Rates	2009	2008
CAP Fund	135%	68%
International Fund	51%(2)	42%
Income & Growth Fund	111%	23%
Emerging Markets Fund(1)	35%	N/A
Infrastructure Fund(1)	258%	N/A
(1) The Emerging Markets Fund and the Infrastructure Fund each commenced operations on November 3, 2008.
(2) Portfolio turnover for the Income & Growth Fund increased significantly due to the Fund's active participation in an increased leval of REIT follow-on stock offerings as well as dividend capture driven stock rotations.

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and its conformity with Delaware law and the stated policies of a Fund.  The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not interested persons of the Trust as that term is defined within the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below.  The address of each Trustee and officer is 2500 Westchester Avenue, Suite 215, Purchase, New York 10577.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Laurence B. Ashkin (81)	Independent Trustee	Indefinite, since the Trust’s inception	Real estate developer since 1980; Founder and President of Centrum Properties, Inc. since 1980.	16	Board of Trustees Chairman, Perspective Charter Schools, Chicago, IL; Director, Chicago Public Radio; Trustee of each of the Alpine Trusts.****
H. Guy Leibler (55)	Independent Trustee	Indefinite, since the Trust’s inception	Private investor since 2007; Vice Chair and Chief Operating Officer of L&L Acquisitions, LLC (2004–2007); President, Skidmore, Owings & Merrill LLP (2001–2004).	16	Chairman Emeritus, White Plains Hospital Center; Trustee of each of the Alpine Trusts.****
Jeffrey E. Wacksman (49)	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP since 1994.	16
Director, International Succession Planning Association; Trustee, Larchmont Manor Park Society; Director, Bondi Icebergs Inc. (Women’s Sportswear); Director, MH Properties, Inc.; Trustee of each of the Alpine Trusts.****

James A. Jacobson (64)	Independent Trustee	Indefinite, since July, 2009	Retired, since November 2008; Vice Chairman and Managing Director, Spear Leeds & Kellogg Specialists, LLC, January 2003 to November 2008	16	Trustee of each of the Alpine Trusts.****

Interested Trustees & Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (53)	Interested Trustee, President and Portfolio Manager	Indefinite, since the Trust’s inception	CEO of Alpine Woods Capital Investors, LLC since November 1997. President of Alpine Trusts since 1998.	16	Trustee of each of the Alpine Trusts.****

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Stephen A. Lieber*** (84)	Vice President and Portfolio Manager	Indefinite, since the Trust’s inception	Chief Investment Officer, Alpine Woods Capital Investors, LLC since 2003; Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC since 1999.	N/A	None
Robert W. Gadsden (52)	Vice President and Portfolio Manager	Indefinite, since 1999	Portfolio Manager and Senior Real Estate Analyst of Alpine Woods Capital Investors, LLC since 1999. Formerly Vice President, Prudential Realty Group (1990-1999).	N/A	None
John Megyesi (49)	Chief Compliance Officer	Indefinite, since January 16, 2009
Chief Compliance Officer, Alpine Woods Capital Investors, LLC since January 2009; Vice President and Manager, Trade Surveillance, Credit Suisse Asset Management, LLC (2006-2009); Manager, Trading and Surveillance, Allianz Global Investors (2004-2006).
				N/A	None
Andy Pappert (29)	Secretary	Indefinite, since March 2009	Director of Fund Operations, Alpine Woods Capital Investors, LLC since September 2008; Assistant Vice President, Mutual Fund Operations, Credit Suisse Asset Management, LLC (2003-2008)	N/A	None
*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.
**
Alpine Woods Capital Investors, LLC currently manages sixteen portfolios within the six investment companies that comprise the Alpine Trusts. The Trust, Alpine Series Trust and Alpine Income Trust are each registered as an open-end management investment company. The Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund are each registered as a closed-end management investment company.   The Trustees currently oversee sixteen portfolios within the six Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
The Trustees identified in this SAI are members of the Board of Trustees for each of the Trust, Alpine Income Trust, Alpine Series Trust, Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (the “Alpine Trusts”).

Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or distributor (or any affiliated company of the Adviser or distributor) in the amount of $4,306.  Travel expenses of Trustees who are not affiliated persons of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) that are incurred in connection with attending meetings of the Board will also be reimbursed.

Set forth below for each of the Trustees is the aggregate compensation (and expenses) paid to such Trustees by the Trust for the twelve-month period ended October 31, 2009.

Name	Aggregate Compensation from Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees(2)
Laurence B. Ashkin	$4,306	$0	$0	$60,000
H. Guy Leibler	$4,306	$0	$0	$60,000
Jeffrey E. Wacksman	$4,306	$0	$0	$60,000
James A. Jacobson	$1,155	$0	$0	$7,000
Samuel A. Lieber	$0	$0	$0	$0
(1) Trustees fees and expenses are allocated among all of the Funds comprising the Trust.  For the fiscal year ended October 31, 2009, the Trustee fees and expenses were allocated to each Fund as follows: $2,463 to the CAP Fund, $4,356 to the International Fund, $2,628 to the Income & Growth Fund, $2,313 to the Emerging Markets Fund and $2,313 to the Infrastructure Fund.
(2) These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended October 31, 2009.  The Fund Complex is currently comprised of six separate registrants consisting of sixteen portfolios.

Trustee and Officer Ownership of Fund Shares

As of January 31, 2010, Samuel A. Lieber owned [   ]% of the CAP Fund’s shares, [    ]% of the International Fund’s shares, [    ]% of the Income & Growth Fund’s shares, [    ]% of the Emerging Market Fund’s shares and [   ]% of the Infrastructure Fund’s shares.  Stephen A. Lieber owned [   ]% of the CAP Fund’s shares.  All other officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of the CAP Fund, the Income & Growth Fund, the International Fund, the Emerging Markets Fund and the Infrastructure Fund.

Set forth below is the dollar range of equity securities of each of the Funds beneficially owned by each Trustee as of January 31, 2010:

Amount Invested Key A. None B. $1-$10000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. Over $1,000,000

Dollar Range of Fund Shares Owned
Name	CAP Fund	International Fund	Income & Growth Fund	Emerging Markets Fund	Infrastructure Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Laurence B. Ashkin
H. Guy Leibler
Jeffrey E. Wacksman
James A. Jacobson
Interested Trustees
Samuel A. Lieber

*
Includes holdings of each series of the Trust (CAP Fund, International Fund, Income & Growth Fund, Emerging Markets Fund and Infrastructure Fund), the Alpine Series Trust (Alpine Dynamic Balance Fund, Alpine Dynamic Dividend Fund, Alpine Dynamic Financial Services Fund, Alpine Dynamic Innovators Fund, Alpine Dynamic Transformations Fund and Alpine Accelerating Dividend Fund), the Alpine Income Trust (Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund), Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund.

As of January 31, 2010, Lieber family beneficial holdings in the three unregistered funds managed by the Adviser included [    ]% of Alpine Woods Growth Values Financial Equities, L.P., [    ]% of Alpine Woods Global Growth Values, L.P. and [    ]% of Alpine Woods Growth Values, L.P.

Other than as set forth in the foregoing table, during the calendar years ended December 31, 2008 or December 31, 2009, no Trustee who is not an interested person of the Trust or immediate family member of such Trustee had:

(i)	any direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or

(iii)
any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A) the Funds; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (E) the Adviser or the Distributor; (F) an officer of the Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.).

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where an Independent Trustee or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Board Committees
The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The audit committee met four times during the fiscal year ended October 31, 2009.

Valuation Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson
Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.
The valuation committee met three times during the fiscal year ended October 31, 2009.

Nominating Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.	The nominating committee met three times during the fiscal year ended October 31, 2009.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

Set forth below is information with respect to each person, who, to the Trust’s knowledge, owned beneficially or of record more than 5% of any class of a Fund’s total outstanding shares and their aggregate ownership of such Fund’s total outstanding shares as of January 31, 2010.

CAP Fund

Name and Address	% of Shares	Type of Ownership
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	[ ]%	Record
National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record
Essel Foundation 2500 Westchester Ave., Suite 215 Purchase, NY 10577	[ ]%	Beneficial

International Fund

Name and Address	% of Shares	Type of Ownership
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	[ ]%	Record
National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	[ ]%	Record

Income & Growth Fund

Name and Address	% of Shares	Type of Ownership
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	[ ]%	Record
National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	[ ]%	Record
TD Ameritrade, Inc. 4211 S. 102nd Street Omaha, NE 68127	[ ]%	Record

Emerging Markets Fund

Name and Address	% of Shares	Type of Ownership
Samuel A. Lieber 2500 Westchester Ave., Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Infrastructure Fund

Name and Address	% of Shares	Type of Ownership
Samuel A. Lieber 2500 Westchester Ave., Suite 215 Purchase, NY 10577	[ ]%	Beneficial
*Charles Schwab & Co., Inc. is organized under the laws of the State of Delaware and its parent company is The Charles Schwab Corporation.

CODE OF ETHICS

The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act.  Quasar Distributors, LLC (the “Distributor”) has also adopted a Code of Ethics.  Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (“Access Persons”), as applicable.  Rule 17j-1 and each Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each Code permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions.  Each Code is included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING GUIDELINES

The Board of Trustees of the Alpine Funds (the “Funds”) has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser which uses an independent service provider, as described below.

The Adviser’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of the Funds; and (ii) that avoid the influence of conflicts of interest.  To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

Policies of the Adviser

The Adviser has delegated to Risk Metrics Group ISS Governance Services (“Risk Metrics”), an independent service provider, the administration of proxy voting for the Funds’ portfolio securities directly managed by the Adviser, subject to oversight by the Adviser’s Proxy Manager (in his or her absence the Director of Institutional Operations).   Risk Metrics, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The Adviser has reviewed, and will continue to review annually, the relationship with Risk Metrics and the quality and effectiveness of such services provided by Risk Metrics.

Specifically, Risk Metrics assists the Adviser in the proxy voting and corporate governance oversight process by developing and updating the “Risk Metrics Proxy Voting Guidelines,” which are incorporated into the Fund’s Proxy Voting Guidelines by reference, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. The Adviser’s decision to retain Risk Metrics is based principally on the view that the services that Risk Metrics provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’ shareholders. The Adviser has reviewed, analyzed, and determined that the Risk Metrics Proxy Voting Guidelines are consistent with the views of the Adviser on the various types of proxy proposals. When the Risk Metrics Proxy Voting Guidelines do not cover a specific proxy issue and Risk Metrics does not provide a recommendation, Risk Metrics will notify the Adviser; and the Adviser will use its best judgment in voting proxies on behalf of the Funds’ shareholders. The Risk Metrics Proxy Voting Guidelines can be found on their website (http://www.riskmetrics.com/press/2009_policy).

Conflicts of Interest

The Adviser does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest.  In addition, because Fund proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, the Adviser generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of a Fund do not reflect any conflict of interest.  Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of  the Adviser (or between a Fund and those of any of the Adviser’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of ISS.  To monitor compliance with this policy, and proposed or actual deviation from a recommendation of ISS must be reported to the Proxy Manager and the Chief Compliance Officer (“CCO”) for the Adviser.  The Proxy Manager and CCO for the Adviser will then provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest.  If the Adviser then casts a proxy vote that deviates from an ISS recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

Circumstances Under Which Proxies Will Not Be Voted

The Adviser, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which the Adviser will not process a proxy because it is impractical or too expensive to do so. For example, the Adviser, will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when the Adviser has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security.  Also, the Adviser generally will not seek to recall the securities on loan for the purpose of voting the securities unless the Adviser determines that the issue presented for a vote warrants recalling the security.

More Information

The actual voting records relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISORY ARRAGEMENTS

The management of each Fund is supervised by the Board of Trustees of the Trust.  Alpine Woods Capital Investors, LLC (formerly Alpine Management Research, LLC) provides investment advisory services to the Funds pursuant to investment advisory agreements entered into with the Trust (each an “Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Purchase, New York, 10577, is a Delaware limited liability company organized on December 3, 1997.  It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients.  All membership interests in the Adviser are owned by Alpine Woods, L.P.  Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser with his father, Stephen A. Lieber.  Mr. Samuel Lieber was previously associated with Evergreen Asset Management Corporation, the former investment adviser of Alpine Cyclical Property Advantage Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

Under each Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments.  In addition, the Adviser provides office facilities to each Fund and performs a variety of administrative services.  Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.  The Adviser pays the costs of printing and distributing prospectuses used for prospective shareholders.

The annual percentage rate and method used in computing the investment advisory fee of each Fund is described in the Prospectus.  The advisory fees paid by the Funds to the Adviser for the three most recent fiscal periods were as follows:

CAP Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$430,837	$0	$430,837
2008	$961,850	$0	$961,850
2007	$2,080,378	$0	$2,080,378

International Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$5,087,652	$0	$5,087,652
2008	$18,130,383	$0	$18,130,383
2007	$16,178,517	$0	$16,178,517

Income & Growth Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$700,931	$0	$700,931
2008	$2,844,102	$(379,373)	$2,464,729
2007	$7,723,391	$0	$7,723,391

Emerging Markets Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$13,400	$(40,274)	$(26,874)

The Emerging Markets Fund commenced operations on November 3, 2008.

Infrastructure Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$11,550	$(35,371)	$(23,821)

The Infrastructure Fund commenced operations on November 3, 2008.

Each Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of a Fund’s outstanding shares, or by a vote of a majority of the Trustees or by the Adviser.  Each Advisory Agreement provides that it will automatically terminate in the event of its assignment.  Each Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

The CAP Fund’s and the International Fund’s Advisory Agreements became effective on February 17, 1998.  The Advisory Agreements were approved by the persons then serving as Trustees, including a majority of the Trustees who were not “interested persons” of the Trust, as defined by the 1940 Act (“Independent Trustees”), on December 17, 1997 and were approved by shareholders of each Fund at a meeting held on February 17, 1998.  The Income & Growth Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on April 13, 1998.  The Advisory Agreements for the Emerging Markets Fund and the Infrastructure Fund each have an initial term of two years and were approved by the Trustees, including a majority of the Independent Trustees, on September 22, 2008.  Each Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.  The continuances of the Advisory Agreements were approved by the Board, including a majority of the Independent Trustees, at a meeting held in person on December 2, 2009 for the purpose of continuing the Advisory Agreements for a period not to extend beyond January 31, 2010, and subsequently for an annual period at a meeting held in person on January [   ], 2010.

The Adviser has agreed contractually to waive its fees and to absorb expenses of the Income & Growth Fund, Emerging Markets Fund and Infrastructure Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.50% of the Income & Growth Fund average net assets and do not exceed annually 1.35% of each the Emerging Markets Fund’s and Infrastructure Fund’s average daily net assets.

  Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.    In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (excluding “hot” issues, in which the unregistered funds may not participate) in a manner which it believes to be fair and equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.  When two or more funds purchase or sell the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

It is the Adviser’s discretionary policy not to invest a Fund’s assets in the initial public offering of an issuer’s securities (“IPOs”), if, in aggregate, 10% or greater of such Fund’s shares are owned or controlled by the Adviser, affiliates of the Adviser, Messrs. Samuel or Stephen Lieber, their family members, accounts for the benefit of such family members or certain charitable trusts.  As of the date of this prospectus, this policy prohibits the following Funds from investing in IPOs: the CAP Fund, Infrastructure Fund and Emerging Markets Fund.

The Funds have adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and other series of the Trust or series of the Alpine Series Trust or between a Fund and certain other accounts that are managed by the Adviser.  Each Fund may from time to time engage in such transactions in accordance with these procedures.

PORTFOLIO MANAGERS

Mr. Samuel A. Lieber is the portfolio manager responsible for the day-to-day management of the CAP Fund, the International Fund and the Emerging Markets Fund and is the co-portfolio manager of the Infrastructure Fund. The following table shows the number of other accounts managed by Mr. Lieber and the total assets in the accounts managed within various categories as of October 31, 2009.

Samuel Lieber			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	4	$832.2 million	0	$0
Other Pooled Investments	2	$98.6 million	0	$0
Other Accounts	1	$15.7 million	0	$0

Material Conflict of Interest.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, including unregistered funds, Mr. Lieber will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by Mr. Lieber.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Mr. Robert W. Gadsden is the portfolio manager responsible for the day-to-day management of the Income & Growth Fund.  The following table shows the number of other accounts managed by Mr. Gadsden and the total assets in the accounts managed within various categories as of October 31, 2009.

Robert Gadsden			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, Mr. Gadsden will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by Mr. Gadsden.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Mr. Joel Wells is the co-portfolio manager of the Emerging Markets Fund.  The following table shows the number of other accounts managed by Mr. Wells and the total assets in the accounts managed within various categories as of October 31, 2009.

Joel Wells			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	1	$764.3 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Joshua Duitz is the co-portfolio manager of the Infrastructure Fund.  The following table shows the number of other accounts managed by Mr. Duitz and the total assets in the accounts managed within various categories as of October 31, 2009.

Joshua Duitz			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	3	$2,235.3 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Stephen S. Kim is the  associate portfolio manager of the CAP Fund.  The following table shows the number of other accounts managed by Mr. Kim and the total assets in the accounts managed within various categories as of October 31, 2009.

Stephen S. Kim			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Compensation. The Adviser’s compensation and incentive program varies by professional and discipline.  A portfolio manager’s compensation is determined by a formula which incorporates performance relative to returns of comparable mutual funds tracked by Lipper Analytical Services, Inc, Morningstar or Bloomberg LLP.  Incentive compensation is scaled disproportionately to reward top quintile and decile performance and disincentivized compensation is applied for below average performance.

Securities Owned in the Funds by Portfolio Managers.  As of October 31, 2009 (except where otherwise indicated), the portfolio managers owned the following equity securities in the Funds:

Amount Invested Key A. None B. $1-$10000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. Over $1,000,000

Dollar Range of Fund Shares Owned
Name of Portfolio Manager	CAP Fund	International Fund	Income & Growth Fund	Emerging Markets Fund	Infrastructure Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
Samuel A. Lieber	G	G	G	G	G	G
Robert W. Gadsden	A	A	E	A	A	E
Joel Wells	A	A	A	A	A	A
Joshua Duitz	A	A	A	A	D	D
Stephen S. Kim	E	A	A	A	A	E

DISTRIBUTOR

Each Fund has entered into a distribution agreement with Quasar Distributors, LLC (the “Distributor”).  The Funds have authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of each Fund, including such advertising and promotion, as it believes reasonable in connection with such solicitation.  The Distributor finances such promotional activities at its own expense.

ALLOCATION OF BROKERAGE

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser.  A substantial portion of the transactions in equity securities for the CAP Fund and Income & Growth Fund will occur on domestic stock exchanges.  A substantial portion of the transactions in equity securities for the International Fund, Emerging Markets Fund and Infrastructure Fund will occur on foreign stock exchanges.  Transactions on stock exchanges involve the payment of brokerage commissions.  In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated.  However, on many foreign stock exchanges these commissions are fixed.  In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.  Over-the-counter transactions will generally be placed directly with a principal market maker, although a Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals.  Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions.  However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

The policy of the Funds regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds’ policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  The Board believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Funds and the Adviser from obtaining high quality brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.  Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Funds’ policies, the Adviser places transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions.  If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities.  The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit all or any Fund directly.  While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

The Funds paid the following amounts in brokerage commissions for the past three fiscal years ended October 31:

Fund	2009	2008	2007
CAP Fund	$347,751	$378,486	$348,573
International Fund	$1,416,792	$2,758,580	$3,411,602
Income & Growth Fund	$270,523	$343,252	$757,847
Emerging Markets Fund	$3,394	$0*	$0*
Infrastructure Fund	$6,206	$0*	$0*

* The Emerging Markets Fund and the Infrastructure Fund commenced operations on November 3, 2008.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Funds’ portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the IDEA database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the  Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.

In addition, the Funds’ service providers may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer. The Chief Compliance Officer or a designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

ADDITIONAL TAX INFORMATION

(See also “Dividends, Distributions and Taxes” in the Prospectus)

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund.  This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions.  This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances.  In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences.  The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect).  No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (“RIC”) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of each Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of (i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax.  By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income or, as discussed below, qualified dividend income, as applicable.  Investment company taxable income includes net investment income and net realized short-term gains (if any).  Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund’s gross investment income.  This portion of the dividends paid by a Fund may qualify for the dividends-received deduction for shareholders that are U.S. corporations. Shareholders will be informed of the amounts of dividends which so qualify.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.  Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income or qualified dividend income, as discussed below.

Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash.  Shareholders that receive distributions in the form of additional shares will generally be treated as having received taxable distributions and will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Under current law, certain income distributions paid by a Fund to individual or other non corporate taxpayers are taxed at rates equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets).  This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, “qualified dividend income” means dividends received by a Fund from certain United States corporations and qualifying foreign corporations, provided that a Fund satisfies certain holding period and other requirements in respect of the stock of such corporations.  These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011.  Thereafter, a Fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

Distributions by each Fund result in a reduction in the net asset value of such Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares.  Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor’s hands and will be a long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of.  Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return.  Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of a Fund’s distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund.  The backup withholding rate is 28% for amounts paid during 2010. Legislation may be enacted which provides for a different rate.  If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.  The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax-exempt organizations and foreign persons).

Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund.  Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations

Each Fund maintains accounts and calculates income in U.S. dollars.  In general, a Fund’s transactions in foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of a foreign currency.

Each Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules.  The Funds anticipate that their hedging activities will not adversely affect their regulated investment company status.

Income received by a Fund from sources within various foreign countries may be subject to foreign income tax and withholding.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by the Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

Each Fund intends to meet for each taxable year the requirements of the Code to “pass through” to its shareholders foreign income taxes paid if it is determined by the Adviser to be beneficial to do so.  There can be no assurance that the Fund will be able to pass through foreign income taxes paid.  Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s pro-rata share (by country) of (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources.  Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, generally will not be affected by any such “pass through” of foreign tax credits.

Each Fund may invest in equity interests of certain entities that may qualify as “passive foreign investment companies.”  Generally, the income of such companies may become taxable to the Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on the Fund on “excess distributions” received by the Fund or on gain from the disposition of such investments by the Fund.  The Code generally allows the Funds to elect to mark to market and recognize gains on such investments at each Fund’s taxable year end.  Each Fund will take steps to minimize income taxes and interest charges arising from such investments.  Application of these rules may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its investments in equity interests in “passive foreign investment companies” to ensure its ability to comply with these distribution requirements.

The forgoing is only a general discussion of some of the special tax considerations that may apply to a Fund.  Shareholders in a Fund are advised to consult with their own tax advisers with respect to the tax considerations, including federal, state and local and foreign tax considerations.

NET ASSET VALUE

The following information supplements that set forth in the Prospectus in the Section titled “HOW TO BUY SHARES - How the Funds Value Their Shares.”

The net asset value of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern time) each business day.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Equity securities listed on a national securities exchange or traded on the NASDAQ Global Market (“NASDAQ”) system are valued on their last sale price.  Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day.  If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis.  Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter.  Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities.  Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board.

An example of how the Funds calculated their net asset value per share as of October 31, 2009 is as follows.

CAP Fund
$55,064,358	=	$16.65
3,307,450

International Fund

$730,843,570	=	$22.59
32,348,854

Income & Growth Fund

$84,795,250	=	$10.89
7,789,770

Emerging Markets Fund

$2,047,179	=	$17.03
120,201

Infrastructure Fund

$1,422,125	=	$13.38
106,251

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust.  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York.  In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated.  Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.  Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed.  Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

PURCHASE OF SHARES

How to Buy Shares

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value as described below or through your financial intermediary.  If you make a purchase through your financial intermediary, that intermediary is responsible for sending your purchase order to the Fund.  Please keep in mind that your financial intermediary may charge additional fees for its services.  The minimum initial investment in each Fund is $1,000.  The Funds reserve the right to vary or waive the minimum in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Telephone and internet subsequent purchases are subject to a minimum of $100.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase.  Stock certificates will not be issued.  Instead, your ownership of shares will be reflected in your account records with the Funds.

Purchases by Mail
To make an initial purchase by mail:
•	Complete the enclosed application.
•	Mail the application, together with a check made payable to the Alpine Funds to:
By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
•
All checks must be in U.S. dollars drawn on U.S. banks.  The Funds do not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchases by Internet

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an ACH (Automatic Clearing House) debit of your bank account of record.  Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Social Security number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.
•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.
•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137

Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Funds or the Adviser incur and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the Alpine Funds, a Fund may redeem shares from your account in any of the Alpine Funds to reimburse the Fund or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Funds.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares of the Funds have not been registered for sale outside of the United States.  The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Adviser may at its own expense make cash payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS

How to Redeem Shares
You may redeem shares of each Fund on any day the NYSE is open, either directly or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.
•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
•	A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
                        •    When establishing or modifying certain services on an account;

•	If a change of address request was received by the Transfer Agent within the last 15 days;
•
The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent;  and

                        •    For all redemptions in excess of $50,000 from any shareholder account

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).
•	Provide the account name, as registered with a Fund, and the account number.
•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  Redemption proceeds may also be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network, to your predetermined bank account.  There is no charge for the electronic funds transfer however credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption.  In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.  Signatures may require a guarantee by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.  You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.
Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes.  Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.  The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more.  You will receive sixty days’ written notice to increase the account value before the account is closed.  Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt the Funds’ investment programs.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Short-term trading drives up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.  Additionally, redemption of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds assess a 1.00% fee on the redemption of each Fund’s shares held for less than two months.  For example, a purchase with a trade date of January 5, 2010 will not be assessed a redemption fee if redeemed on or after March 6, 2010 or the following business day if this date were to fall on a weekend or holiday.   Redemption fees will be paid to the Funds to help offset transaction costs.  The Funds reserve the right to waive the redemption fee, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds.

The Funds will use the first-in, first-out (“FIFO”) method to determine the two-month holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than two months, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for two months, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed on exchanges (except in instances where you are exchanging shares of a fund with a redemption fee into a fund which does not currently have a redemption fee) or to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not on the original share purchase date.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short-term trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include monitoring trading activity, using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available, and a 1.00% redemption fee for all Funds on shares held less than two months. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short- term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SERVICE PROVIDERS

Distributor

The Distributor, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC and U.S. Bank N.A., located at 615 East Michigan Street, Milwaukee, WI 53202, serves as each Fund’s principal underwriter.  It has entered into agreements with brokerage firms to act as dealers in connection with sale of shares of the Funds and may solicit orders from the public to purchase shares of the Funds.  The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares.  Under the agreement between each Fund and the Distributor, the Funds have agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.

Transfer Agent, Fund Accountant and Administrator

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, WI 53202, acts as each Fund’s transfer agent and dividend-disbursing agent and provides administration and accounting services to the Funds.  These services include: assisting in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser or the custodian ); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders.

The fees paid to U.S. Bancorp for administrative services for the past three fiscal years ended October 31 were:

Fund	2009	2008	2007
CAP Fund	$16,967	$28,292	$67,827
International Fund	$193,421	$689,970	$574,953
Income & Growth Fund	$27,085	$92,266	$296,093
Emerging Markets Fund	$586	$0*	$0*
Infrastructure Fund	$502	$0*	$0*

* The Emerging Markets Fund and the Infrastructure Fund commenced operations on November 3, 2008.

The fees paid to U.S. Bancorp for Transfer Agent services for the past three fiscal years ended October 31 were:

Fund	2009	2008	2007
CAP Fund	$16,954	$30,164	$73,106

International Fund	$193,425	$740,287	$610,664
Income & Growth Fund	$27,084	$98,463	$310,078
Emerging Markets Fund	$2,048	$0*	$0*
Infrastructure Fund	$1,945	$0*	$0*

* The Emerging Markets Fund and the Infrastructure Fund commenced operations on November 3, 2008.

The fees paid to U.S. Bancorp for accounting services for the past three fiscal years ended October 31 were:

Fund	2009	2008	2007
CAP Fund	$10,663	$14,595	$56,204
International Fund	$121,531	$347,071	$294,401
Income & Growth Fund	$17,060	$47,578	$153,425
Emerging Markets Fund	$375	$0*	$0*
Infrastructure Fund	$321	$0*	$0*

* The Emerging Markets Fund and the Infrastructure Fund commenced operations on November 3, 2008.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm of the Funds.

Fund Counsel

Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, serves as counsel to the Trust and each of the Funds.

Custodian

U.S. Bank N.A., 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, acts as each Fund’s custodian.  The custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

ADDITIONAL INFORMATION

All shareholder inquiries may be directed to the shareholder’s broker, or may be directed to the Funds at the address or telephone number shown on the front cover of this SAI.  This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, Europe, Australia and Far East index, Morgan Stanley Capital International Equity Emerging Markets Free Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices.  Each Fund’s performance may also be compared to those of other mutual funds having similar objectives.  This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance.  Each Fund’s performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund’s past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

PERFORMANCE INFORMATION

Total Return

Average annual total return in the Prospectus is calculated according to the following formula:

P(1 + T)(n) = ERV

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ERV”	=	represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions) - The Funds’ quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

P(1 + T)(n) = ATV(D)

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(D)”	=
represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemption) - The Funds’ quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

P (1+ T)(n) = ATV(DR)

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(DR)”	=
represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Non-Standardized Performance

In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under “Total Return” above except that no annualization is made.

FINANCIAL STATEMENTS

The Funds’ financial statements appearing in the Funds’ most current Annual Report to Shareholders and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, appearing therein, are incorporated by reference in this SAI.  The Funds’ Annual Reports to Shareholders, which contain the referenced financial statements, are available upon request and without charge.

APPENDIX “A”
DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Rating Definitions
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary
Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

—
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.  Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation.  Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.  The final rating may differ from the preliminary rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.
Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And   Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B”

FUTURES AND OPTIONS

The following information should be read in conjunction with the discussions of options and futures elsewhere in this SAI.

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date.  The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.  The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option.  If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.  Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option.  Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the NYSE, which are regulated by the Securities and Exchange Commission.  The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option.  Options on securities and indices purchased and written by the Funds may be traded on NASDAQ rather than on an exchange.  Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

An option position in an exchange traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.  Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time.  In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit.  This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option.  If the Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the stock pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Each Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities.  Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction.  The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety.  An American style option may be exercised by the holder at any time after it is purchased until it expires.  A European style option may be exercised only on its expiration date.  When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund.  Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Funds.

OPTIONS ON STOCK INDICES

In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”  The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

The index underlying a stock index option may be a “broad-based” index, such as the Standard & Poor’s 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND STOCK INDICES

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price.  By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as “marking to the market.”

A futures contract may be purchased or sold only on an exchange, known as a “contract market,” designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market.  A commission must be paid on each completed purchase and sale transaction.  The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract.  At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position.  At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index.  The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above.  The index assigns weighted values to the securities included in the index and its composition is changed periodically.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.  In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires.  Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date.  A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date.  A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

ALPINE EQUITY TRUST
PART C
OTHER INFORMATION

Item 28.  Exhibits.

(a)	Declaration of Trust

(i)
Certificate of Amendment to Declaration of Trust is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(ii)
Certificate of Designation, amended April 13, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(iii)
Certificate of Designation, amended December 14, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on December 29, 1998.

(b)	Bylaws

(i)
Amendment to Bylaws updated September 28, 1998 is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(c)
Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(d)
Investment Advisory Agreement dated February 17, 1998, as amended September 22, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(e)	Distribution Agreement

(1) Distribution Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(2) Amendment dated September 22, 2008 to the Distribution Agreement dated December 28, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement

(1) Custody Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(2) Amended and Restated Custody Agreement dated December 1, 2003 – filed herewith.

(3) Amendment No. 1 dated November 1, 2004 to the Amended and Restated Custody Agreement dated December 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(4) Amendment No. 2 dated September 22, 2008 to the Amended and Restated Custody Agreement dated December 1, 2003, as amended November 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(h)	Other Material Contracts

(1)	Fund Administration Servicing Agreement

(a) Fund Administration Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b) Amendment No. 2 dated November 1, 2004 to the Fund Administration Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c) Addendum dated November 30, 2006 to the Fund Administration Servicing Agreement dated December 28, 2001, as amended November 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(d) Amendment No. 3 dated September 22, 2008 to the Fund Administration Servicing Agreement dated December 1, 2008, and previously amended January 1, 2002 and November 1, 2004 and an Addendum dated November 30, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(2)	Transfer Agent Servicing Agreement

 (a) Transfer Agent Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on
 Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b) Amendment No. 2 dated November 1, 2004 to the Transfer Agent Servicing Agreement dated December 28, 2001, including Amendment January 1, 2002, and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c) Amendment No. 3 dated February 17, 2006 to the Transfer Agent Servicing Agreement dated December 28, 2001, including Amendment No. 1 dated January 1, 2002, Amendment No. 2 dated November 1, 2004 and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(d) Amendment No. 4 dated September 22, 2008 to the Transfer Agent Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002, November 1, 2004, February 17, 2006 and an Addendum dated June 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(3)	Fund Accounting Servicing Agreement

(a)
Fund Accounting Servicing Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2003.

(b)
Amendment No. 2 dated November 1, 2004 to the Fund Accounting Servicing Agreement dated December 28, 2001 and previously amended January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

(c)	Fund Accounting Servicing Agreement dated April 13, 2006 – filed herewith.

(d)
Amendment No. 1 dated September 22, 2008 to the Fund Accounting Servicing Agreement dated April 13, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(4)
Omnibus Fee Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(5)
Expense Limitation and Reimbursement Agreement dated September 22, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(6)	Power of Attorney

(a)
Power of Attorney – is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on March 1, 2005.

(b)	Power of Attorney – filed herewith

(7)	Prospect Servicing Agreement

(a)
Prospect Servicing Agreement with U.S Bancorp Fund Services, LLC dated March 10, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 1, 2008.

(b)
Amendment dated September 22, 2008 to the Prospect Servicing Agreement dated March 10, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on September 29, 2008.

(i)	Consent of Counsel – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital – Not applicable.

(m)	Rule 12b-1 Plan

(i)
Distribution Plan for Alpine Cyclical Advantage Property Fund is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(ii)
Distribution Plan for Alpine International Real Estate Equity Plan is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(iii)
Distribution Plan for Alpine Realty Income and Growth Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on October 23, 1998.

(n)
Rule 18f-3 Plan is incorporated by reference to Registrant’s previous Registration Statements on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission.

(o)	Reserved.

(p)	Code of Ethics

(i)
Joint Code of Ethics for Registrant and Alpine Management & Research, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on January 26, 2001.

(ii)
Joint Code of Ethics as amended September 24, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (Registrant’s File No. 33-25378 and 811-05684) filed with the Securities and Exchange Commission on February 28, 2008.

Item 29. Persons Controlled by or Under Common Control with Registrant.

As a result of its direct and beneficial ownership of [    ]% of the outstanding Class Y shares of Alpine International Real Estate Equity Fund and [    ]% of the outstanding Class Y shares of Alpine Realty Income and Growth Fund on January 31, 2010, Charles Schwab may be deemed to "control" the Funds as that term is defined in the 1940 Act.   As a result of his beneficial ownership of [    ]% of the outstanding shares of the Alpine Emerging Markets Real Estate Fund and [    ]% of the outstanding shares of the Alpine Global Infrastructure Fund on January 31, 2010, Samuel A. Lieber may be deemed to “control” the Funds.

Item 30.  Indemnification.

Article XI of the Registrant's By-laws contains the following provisions regarding indemnification of Trustees and officers:

SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 11.3 Expenses of Defense. In defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, a Trustee or officer of the Trust who reasonably believed his or her action to be in the best interests of the Trust shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith, subject to the requirements of section 11.4.

SECTION 11.4 Required Standard of Conduct.

(a) Unless a court orders otherwise, any indemnification under Section 11.1 or 11.2 may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in Section 11.1 or 11.2. The determination shall be made by:

(i) the Trustees, by a majority vote of a quorum consisting of Trustees who were not parties to the action, suit or proceeding; or if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs,

(ii) an independent legal counsel in a written opinion.

(b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called "Disabling Conduct"). No indemnification shall be made pursuant to this Article XI unless:

(i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

(ii) In the absence of such a judicial determination, there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

(A) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(B) An independent legal counsel in a written opinion.

SECTION 11.5 Advance Payments. Notwithstanding any provision of this Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Trustee or officer to be indemnified provides a security for his undertaking; or

(b) The Trust is insured against losses arising by reason of any lawful advances; or

(c) There is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

(i) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

(ii) An independent legal counsel in a written opinion.

SECTION 11.6 Former Trustees and Officers. The indemnification provided by this Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Woods Capital Investors, L.L.C. is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, L.L.C.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	Primecap Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds

Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser and Principal Underwriter	Alpine Woods Capital Investors, L.L.C., 2500 Westchester Avenue, Suite 215 Purchase, NY 10577 (records required by paragraphs (a)(4), (a)(5), (a)(6), (a)(10), (a)(11), and (f) of Rule 31a-1)
Registrant’s Custodian	U.S. Bank, N.A. 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Item 34.  Management Services Not Discussed in Parts A and B.

Not applicable.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 2009.

ALPINE EQUITY TRUST

By: /s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on December 29, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee
Laurence B. Ashkin* Laurence B. Ashkin	Trustee
H. Guy Leibler* H. Guy Leibler	Trustee
Jeffrey E. Wacksman* Jeffrey E. Wacksman	Trustee
James A. Jacobson** James A. Jacobson	Trustee
By:           /s/ Samuel A. Lieber
Samuel A. Lieber
*Pursuant to Power of Attorney
incorporated by reference to Registrant’s
Post-Effective Amendment No. 29 to
Registrant’s Registration Statement on
Form N-1A (Registrant’s File Nos. 33-
25378 and 811-05684) filed with the
Securities and Exchange Commission on
March 1, 2005.

**Pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Custody Agreement	EX.99.g.2
Fund Accounting Servicing Agreement	EX.99.h.c.3
Power of Attorney	EX.99.h.6.b
Consent of Counsel	EX.99.i